SEC. File Nos. 33-17917
                         811-5364

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 27

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 30
____________________

AMERICAN HIGH-INCOME TRUST
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

JULIE F. WILLIAMS, Secretary
American High-Income Trust
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)
____________________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street
Los Angeles, CA 90071-2228
(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2005, pursuant to paragraph (b) of rule 485.


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

American
High-Income Trust/SM/

 PROSPECTUS

 December 1, 2005

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objectives, strategies and risks
11    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
19    Sales charges
22    Sales charge reductions and waivers
25    Rollovers from retirement plans to IRAs
26    Plans of distribution
26    Other compensation to dealers
27    How to sell shares
29    Distributions and taxes
30    Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


[This page was intentionally left blank.]


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value.
Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results
(before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1995            20.68%
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
2003            28.87
2004             9.75

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                             10.04%  (quarter ended December 31, 2002)
LOWEST                              -9.06%  (quarter ended June 30, 2002)

The fund's total return for the nine months ended September 30, 2005, was 2.60%.

                                       2

American High-Income Trust / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.
The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN, SUCH AS COLLEGEAMERICA./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

                                        American High-Income Trust / Prospectus

INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          5.64%    6.41%    8.67%        9.22%
 After taxes on distributions          3.08     2.94     4.96          N/A
 After taxes on distributions and      3.59     3.22     5.05          N/A
  sale of fund shares

                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       3.89%       6.46%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       7.80        8.27
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       9.62        9.05
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       5.52       10.88
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                       3.66       10.75
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       7.67       11.41
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                       9.24       11.37
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       9.52       19.89

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High       11.95%   8.17%    8.62%        9.37%
  Yield Bond Index/2/
 Lipper High Current Yield Bond Funds  10.34    3.99     6.69         7.48
  Index/3/
 Citigroup Broad Investment-Grade       4.48    7.73     7.74         7.91
  (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A 30-day yield at September 30, 2005: 6.27%/5/
 (For current yield information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Credit Suisse First Boston High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Current Yield Bond Funds Index is comprised of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Reflects a fee waiver (6.24% without the waiver) as described in the Annual
  Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

American High-Income Trust / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    3.75%/4/      none        none          none             none
 (as a percentage of
  offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge     none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent       none/5/    5.00%/6/    1.00%/7/       none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or            none        none        none          none             none
 exchange fees

1 Includes a version of this class offered through CollegeAmerica.
  CollegeAmerica accounts are subject to a $10 account setup fee and an annual
  $10 account maintenance fee, which are not reflected in this table.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. CollegeAmerica accounts are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.

3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
7 The contingent deferred sales charge is eliminated one year after purchase.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees                     0.33%    0.33%    0.33%    0.33%
-------------------------------------------------------------------------------
 Distribution and/or service         0.23     1.00     0.99     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses/9/                   0.12     0.12     0.19     0.18
-------------------------------------------------------------------------------
 Total annual fund operating         0.68     1.45     1.51     0.76
 expenses/10/
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.33%    0.33%    0.33%    0.33%    0.33%
-------------------------------------------------------------------------------
 Distribution and/or service         0.17     1.00     1.00     0.49     0.14
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/9/,/12/              0.27     0.31     0.30     0.28     0.28
-------------------------------------------------------------------------------
 Total annual fund operating         0.77     1.64     1.63     1.10     0.75
 expenses/10/

8  Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are up to 1.00% of each class' average net assets annually.
9  Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
10 The fund's investment adviser began waiving 5% of its management fees on
   September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial
   Highlights table and the audited financial statements in the fund's annual report.
11 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are up to 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75%
   of the class' average net assets annually.

12 Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                       5

                                        American High-Income Trust / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $442    $584    $  739     $1,190
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           648     859       992      1,526
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        148     459       792      1,526
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           254     477       824      1,802
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           154     477       824      1,802
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     78     243       422        942
-------------------------------------------------------------------------------
 Class 529-A/1/,/6/                          471     651       845      1,398
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     687     956     1,149      1,812
 redemption/2/,/6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  187     556       949      1,812
 redemption/3/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     285     553       943      2,032
 redemption/4/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    185     553       943      2,032
-------------------------------------------------------------------------------
 Class 529-E/6/                              132     389       664      1,443
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         96     279       476      1,035
 fees/5/,/6/

1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and
  Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
  529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
6 Reflects an initial $10 account setup fee and an annual $10 CollegeAmerica account maintenance fee.

                                       6

American High-Income Trust / Prospectus


Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.
The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings will vary and depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       7

                                        American High-Income Trust / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

                                       8

American High-Income Trust / Prospectus


ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          9.75%    7.23%    9.09%        9.47%
 After taxes on distributions          7.10     3.73     5.36          N/A
 After taxes on distributions and      6.26     3.91     5.42          N/A
  sale of fund shares

                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       8.89%       6.77%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       8.80        8.27
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       9.62        9.05
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       9.64       12.36
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                       8.66       11.90
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       8.67       11.41
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                       9.24       11.37
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       9.52       19.89

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High   11.95%    8.17%      8.62%        9.37%
  Yield Bond Index/2/
 Lipper High Current Yield Bond    10.34     3.99       6.69         7.48
  Funds Index/3/
 Citigroup Broad Investment-Grade   4.48     7.73       7.74         7.91
  (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 7.03%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Credit Suisse First Boston High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Current Yield Bond Funds Index is comprised of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                       9

                                        American High-Income Trust / Prospectus

HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2005

[begin pie chart]

Non-U.S. corporate bonds & notes                14.2%
Non-U.S. government bonds & notes                4.7%
Convertible securities                           2.6%
Preferred stocks                                 2.0%
Common stocks & warrants                         1.1%
U.S. government bonds & notes                    0.5%
U.S. corporate bonds & notes                    69.7%
Other                                            0.6%
Cash & equivalents                               4.6%

[end pie chart]

HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2005
See the appendix for a description of quality ratings.

[begin pie chart]

U.S. government obligations*                     0.5%
Aa/AA                                            0.1
A/A                                              1.3
Baa/BBB                                          8.4
Ba/BB                                           29.0
B/B                                             43.9
Caa/CCC                                         10.5
Ca/CC or lower                                   0.6
Common stocks & warrants                         1.1
Cash & equivalents                               4.6

* These securities are guaranteed by the full faith credit of the U.S.
  government.

[end pie chart]

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

American High-Income Trust / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's
Board of Trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

                                       11

                                        American High-Income Trust / Prospectus

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to the limits provided by a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for American High-Income Trust are:

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE       8 years      Senior Vice President   Serves as a bond
 Vice Chairman of the                  and Director, Capital   portfolio counselor
 Board                                 Research and
                                       Management Company

                                       Investment
                                       professional for 54
                                       years in total; 38
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------
 DAVID C. BARCLAY         16 years     Senior Vice             Serves as a bond
 President and                         President, Capital      portfolio counselor
 Trustee                               Research and
                                       Management Company

                                       Investment
                                       professional for 24
                                       years in total; 18
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------
 SUSAN M. TOLSON          12 years     Senior Vice             Serves as a bond
 Senior Vice President                 President, Capital      portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 17
                                       years in total; 16
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       12

American High-Income Trust / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

                                       13

                                        American High-Income Trust / Prospectus

Choosing a share class
The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares may be purchased through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class
529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE
MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS
529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:
  -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
     401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                       14

American High-Income Trust / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
-------------------------------------------------------------------------------
 CLASS A SHARES
-------------------------------------------------------------------------------

 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
-------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
-------------------------------------------------------------------------------
 CLASS C SHARES
-------------------------------------------------------------------------------
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
-------------------------------------------------------------------------------
 CLASS 529-E SHARES
-------------------------------------------------------------------------------
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
-------------------------------------------------------------------------------
 CLASS F SHARES
-------------------------------------------------------------------------------
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none
-------------------------------------------------------------------------------

                                       15

                                        American High-Income Trust / Prospectus

Purchase and exchange of shares
THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in
CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR

                                       16

American High-Income Trust / Prospectus


UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT
LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM
DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN
EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.
FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the

                                       17

                                        American High-Income Trust / Prospectus

transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American
Funds Service Company may address other potentially abusive trading activity in the American Funds.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    With an automatic investment plan                                       50
    For a retirement plan account through payroll deduction*                25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction*                25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                    50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                   500,000

* Purchase minimums for retirement plan accounts purchasing through payroll deduction may be waived to allow for diversification of plan participant investment assets.

Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information.

If you have significant American Funds or American Legacy/(R)/ holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

                                       18

American High-Income Trust / Prospectus


Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales charges

CLASS A SHARES
The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
  investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

                                       19

                                        American High-Income Trust / Prospectus

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).
A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia
Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

                                       20

American High-Income Trust / Prospectus


 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                       21

                                        American High-Income Trust / Prospectus

CONVERSION OF CLASS B AND C SHARES
Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

                                       22

American High-Income Trust / Prospectus


 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:
 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge.
 Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class
 A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a
 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

                                       23

                                        American High-Income Trust / Prospectus

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       24

American High-Income Trust / Prospectus


Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made at no sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following three requirements:

  -- the retirement plan from which assets are being rolled over is part of an
     American Funds proprietary retirement plan program (such as PlanPremier,/(R)/
     Recordkeeper Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company; and

  -- the plan's assets were invested in American Funds at the time of distribution; and

  -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       25

                                        American High-Income Trust / Prospectus

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       26

American High-Income Trust / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- over $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
   Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
15 calendar days).
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset

                                       27

                                        American High-Income Trust / Prospectus

value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       28

American High-Income Trust / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.
For federal tax purposes, dividends and distributions of short-term capital gains generally are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING
THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       29

                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                Income (loss) from investment operations/2/

                                                                 Net gains
                                                                  (losses)
                                     Net asset                 on securities                  Dividends
                                      value,        Net        (both realized    Total from   (from net     Net asset
                                     beginning   investment         and          investment   investment  value, end of
                                     of period     income       unrealized)      operations    income)       period
-------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005                  $12.26       $ .89          $  .01          $  .90       $ (.89)       $12.27
Year ended 9/30/2004                   11.88         .87             .35            1.22         (.84)        12.26
Year ended 9/30/2003                    9.62         .93            2.25            3.18         (.92)        11.88
Year ended 9/30/2002                   11.27        1.08           (1.65)           (.57)       (1.08)         9.62
Year ended 9/30/2001                   12.93        1.20           (1.61)           (.41)       (1.25)        11.27
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2005                   12.26         .80             .01             .81         (.80)        12.27
Year ended 9/30/2004                   11.88         .78             .35            1.13         (.75)        12.26
Year ended 9/30/2003                    9.62         .84            2.25            3.09         (.83)        11.88
Year ended 9/30/2002                   11.27        1.00           (1.65)           (.65)       (1.00)         9.62
Year ended 9/30/2001                   12.93        1.10           (1.61)           (.51)       (1.15)        11.27
-------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2005                   12.26         .79             .01             .80         (.79)        12.27
Year ended 9/30/2004                   11.88         .77             .35            1.12         (.74)        12.26
Year ended 9/30/2003                    9.62         .83            2.25            3.08         (.82)        11.88
Year ended 9/30/2002                   11.27         .99           (1.65)           (.66)        (.99)         9.62
Period from 3/15/2001 to 9/30/2001     12.48         .53           (1.15)           (.62)        (.59)        11.27
-------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2005                   12.26         .88             .01             .89         (.88)        12.27
Year ended 9/30/2004                   11.88         .86             .35            1.21         (.83)        12.26
Year ended 9/30/2003                    9.62         .92            2.25            3.17         (.91)        11.88
Year ended 9/30/2002                   11.27        1.07           (1.65)           (.58)       (1.07)         9.62
Period from 3/15/2001 to 9/30/2001     12.48         .57           (1.15)           (.58)        (.63)        11.27
-------------------------------------------------------------------------------------------------------------------------

                                                                  Ratio of         Ratio of
                                                                  expenses         expenses
                                                                 to average       to average
                                                 Net assets,     net assets       net assets      Ratio of net
                                                   end of          before            after           income
                                       Total       period      reimbursements/  reimbursements/    to average
                                     return/3/  (in millions)      waivers        waivers/4/       net assets
---------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005                    7.54%      $7,448           .68%             .65%            7.17%
Year ended 9/30/2004                   10.57        6,920           .67              .67             7.19
Year ended 9/30/2003                   34.30        6,235           .75              .75             8.49
Year ended 9/30/2002                   (5.88)       3,327           .88              .88             9.99
Year ended 9/30/2001                   (3.44)       2,936           .83              .83             9.75
---------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2005                    6.72          771          1.45             1.43             6.39
Year ended 9/30/2004                    9.71          794          1.46             1.46             6.40
Year ended 9/30/2003                   33.28          736          1.51             1.51             7.63
Year ended 9/30/2002                   (6.57)         294          1.59             1.59             9.28
Year ended 9/30/2001                   (4.17)         123          1.57             1.57             8.75
---------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2005                    6.65          804          1.51             1.49             6.32
Year ended 9/30/2004                    9.62          812          1.54             1.54             6.31
Year ended 9/30/2003                   33.17          772          1.60             1.60             7.49
Year ended 9/30/2002                   (6.65)         262          1.67             1.67             9.21
Period from 3/15/2001 to 9/30/2001     (5.11)          44          1.70/5/          1.70/5/          8.54/5/
---------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2005                    7.45          637           .76              .74             7.07
Year ended 9/30/2004                   10.44          578           .79              .78             7.05
Year ended 9/30/2003                   34.17          470           .84              .84             8.26
Year ended 9/30/2002                   (5.95)         156           .93              .93             9.95
Period from 3/15/2001 to 9/30/2001     (4.86)          32           .93/5/           .93/5/          9.32/5/
---------------------------------------------------------------------------------------------------------------

                                       30

American High-Income Trust / Prospectus


                                                Income (loss) from investment operations/2/

                                                                 Net gains
                                                                  (losses)
                                     Net asset                 on securities                  Dividends
                                      value,        Net        (both realized    Total from   (from net     Net asset
                                     beginning   investment         and          investment   investment  value, end of
                                     of period     income       unrealized)      operations    income)       period
-------------------------------------------------------------------------------------------------------------------------

CLASS 529-A:
Year ended 9/30/2005                  $12.26       $ .88          $  .01          $  .89       $ (.88)       $12.27
Year ended 9/30/2004                   11.88         .86             .35            1.21         (.83)        12.26
Year ended 9/30/2003                    9.62         .92            2.25            3.17         (.91)        11.88
Period from 2/19/2002 to 9/30/2002     11.37         .65           (1.76)          (1.11)        (.64)         9.62
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2005                   12.26         .77             .01             .78         (.77)        12.27
Year ended 9/30/2004                   11.88         .75             .35            1.10         (.72)        12.26
Year ended 9/30/2003                    9.62         .82            2.25            3.07         (.81)        11.88
 Period from 2/25/2002 to 9/30/2002    11.23         .59           (1.63)          (1.04)        (.57)         9.62
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2005                   12.26         .77             .01             .78         (.77)        12.27
Year ended 9/30/2004                   11.88         .75             .35            1.10         (.72)        12.26
Year ended 9/30/2003                    9.62         .82            2.25            3.07         (.81)        11.88
Period from 2/19/2002 to 9/30/2002     11.37         .60           (1.76)          (1.16)        (.59)         9.62
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2005                   12.26         .84             .01             .85         (.84)        12.27
Year ended 9/30/2004                   11.88         .82             .35            1.17         (.79)        12.26
Year ended 9/30/2003                    9.62         .88            2.25            3.13         (.87)        11.88
Period from 3/15/2002 to 9/30/2002     11.57         .57           (1.96)          (1.39)        (.56)         9.62
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 9/30/2005                   12.26         .88             .01             .89         (.88)        12.27
Year ended 9/30/2004                   11.88         .85             .35            1.20         (.82)        12.26
Year ended 9/30/2003                    9.62         .91            2.25            3.16         (.90)        11.88
Period from 9/16/2002 to 9/30/2002      9.88         .08            (.30)           (.22)        (.04)         9.62
-------------------------------------------------------------------------------------------------------------------------

                                                                  Ratio of         Ratio of
                                                                  expenses         expenses
                                                                 to average       to average
                                                 Net assets,     net assets       net assets      Ratio of net
                                                   end of          before            after           income
                                       Total       period      reimbursements/  reimbursements/    to average
                                     return/3/  (in millions)      waivers        waivers/4/       net assets
---------------------------------------------------------------------------------------------------------------

CLASS 529-A:
Year ended 9/30/2005                    7.44%      $   66           .77%             .75%            7.09%
Year ended 9/30/2004                   10.48           48           .76              .76             7.12
Year ended 9/30/2003                   34.17           28           .77              .77             8.36
Period from 2/19/2002 to 9/30/2002    (10.11)           7          1.07/5/          1.07/5/         10.40/5/
---------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2005                    6.52           15          1.64             1.61             6.22
Year ended 9/30/2004                    9.47           12          1.67             1.67             6.20
Year ended 9/30/2003                   33.01            7          1.73             1.73             7.36
 Period from 2/25/2002 to 9/30/2002    (9.54)           2          1.82/5/          1.82/5/          9.67/5/
---------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2005                    6.53           32          1.63             1.60             6.23
Year ended 9/30/2004                    9.49           25          1.66             1.66             6.21
Year ended 9/30/2003                   33.03           16          1.71             1.71             7.43
Period from 2/19/2002 to 9/30/2002    (10.52)           4          1.80/5/          1.80/5/          9.65/5/
---------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2005                    7.09            4          1.10             1.07             6.77
Year ended 9/30/2004                   10.06            3          1.13             1.13             6.75
Year ended 9/30/2003                   33.73            2          1.18             1.18             7.94
Period from 3/15/2002 to 9/30/2002    (12.29)          --/6/       1.27/5/          1.27/5/         10.45/5/
---------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 9/30/2005                    7.45            3           .75              .72             7.13
Year ended 9/30/2004                   10.34            2           .88              .88             6.99
Year ended 9/30/2003                   34.06            1           .92              .92             7.96
Period from 9/16/2002 to 9/30/2002     (2.23)          --/6/        .05              .05              .77
---------------------------------------------------------------------------------------------------------------

(The Financial Highlights table continues on the following page.)

                                       31

                                        American High-Income Trust / Prospectus


                                         Year ended September 30
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       39%         39%         41%         34%          44%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the
  Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Annualized.
6 Amount less than $1 million.

                                      32

American High-Income Trust / Prospectus


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       33

                                        American High-Income Trust / Prospectus

However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC AND C

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       34

American High-Income Trust / Prospectus


NOTES

                                       35

                                        American High-Income Trust / Prospectus

[logo - American Funds/(R)/]            The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180

FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator

FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900

FOR COLLEGEAMERICA/(R)/          American Funds Service Company
                                 800 /421-0180, ext. 529

FOR 24-HOUR INFORMATION          American FundsLine/(R)/
                                 800/325-3590
                                 americanfunds.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
--------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION  The CollegeAmerica Program Description
contains additional information about the policies and services related to
CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders  who are part of the same  family and share  the same  residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds
Service Company at 800/421-0180 or write to the Secretary of the fund at 333
South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]

Printed on recycled paper
MFGEPR-921-1205P Litho in USA CGD/RRD/8001 Investment Company File No. 811-5364
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust


[logo - American Funds/(R)/]                The right choice for the long term/(R)/

American
High-Income Trust/SM/

PROSPECTUS
ADDENDUM

 December 1, 2005

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of American High-Income Trust are available to certain clients of the Personal Investment Management group of Capital Guardian Trust
Company./SM/ Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of          none
  offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                           none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                               none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------

 Management fees                                    0.33%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees           none
--------------------------------------------------------------
 Other expenses/1/                                  0.13
--------------------------------------------------------------
 Total annual fund operating expenses/2/            0.46

1 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
2 The fund's investment adviser began waiving 5% of its management fees on
  September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial
  Highlights table of the prospectus and the audited financial statements in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $47     $148     $258       $579
-------------------------------------------------------------


Purchase and exchange of shares -- pages 16-18

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 19-21

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights/1/ -- pages 30-32

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                Net gains
                                                                 (losses)
                                    Net asset                 on securities                  Dividends
                                     value,        Net        (both realized    Total from   (from net     Net asset
                                    beginning   investment         and          investment   investment  value, end of   Total
                                    of period     income       unrealized)      operations    income)       period      return
---------------------------------------------------------------------------------------------------------------------------------

CLASS R-5:
Year ended 9/30/2005                 $12.26        $.92          $  .01          $  .93        $(.92)       $12.27        7.78%
Year ended 9/30/2004                  11.88         .90             .35            1.25         (.87)        12.26       10.80
Year ended 9/30/2003                   9.62         .95            2.25            3.20         (.94)        11.88       34.61
Period from 5/15/2002 to 9/30/2002    11.30         .42           (1.70)          (1.28)        (.40)         9.62      (11.41)
---------------------------------------------------------------------------------------------------------------------------------

                                                      Ratio of         Ratio of
                                                      expenses         expenses
                                                     to average       to average
                                                         net              net
                                     Net assets,       assets           assets        Ratio of net
                                       end of          before            after           income
                                       period      reimbursements/  reimbursements/    to average
                                    (in millions)      waivers        waivers/3/       net assets
---------------------------------------------------------------------------------------------------

CLASS R-5:
Year ended 9/30/2005                     $63            .46%             .43%            7.37%
Year ended 9/30/2004                      74            .47              .47             7.39
Year ended 9/30/2003                      75            .52              .52             8.77
Period from 5/15/2002 to 9/30/2002        42            .23              .23             4.25
---------------------------------------------------------------------------------------------------

                                         YEAR ENDED SEPTEMBER 30
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER        39%         39%         41%         34%          44%
  RATE

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the
  Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.


                           AMERICAN HIGH-INCOME TRUST

                                     Part B
                      Statement of Additional Information
                              December 1, 2005

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of American High-Income Trust
(the "fund" or "AHIT") dated December 1, 2005. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                           American High-Income Trust
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                      American High-Income Trust -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

..    The fund will invest at least 65% of its assets in lower quality, lower rated debt securities, (rated Ba or below by Moody's Investors Service
     (Moody's) or BB or below by Standard & Poor's Corporation (S&P) or unrated but determined to be of equivalent quality) and other similar securities, including preferred stock.

EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS

..    The fund may invest up to 25% of its assets in equity securities (including common stock) and securities with a combination of debt and equity characteristics (including convertible preferred stocks and convertible debentures).

..    The fund may invest up to 5% of its assets in warrants and rights (but no more than 2% of the fund's assets may be invested in warrants or rights that are not listed on either the New York Stock Exchange or American Stock
     Exchange).

NON-U.S. SECURITIES

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's

                      American High-Income Trust -- Page 2

creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.
     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

                      American High-Income Trust -- Page 3

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and western Europe. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have  less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

                      American High-Income Trust -- Page 4

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds.
Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Adminis-

                      American High-Income Trust -- Page 5

     tration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private
     Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and
     the Small Business Administration (SBA).
OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.
     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment

                      American High-Income Trust -- Page 6

     uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.
     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or

                      American High-Income Trust -- Page 7

less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party.
They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.

                      American High-Income Trust -- Page 8

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the
Securities Act of 1933 (the "1933 Act"), or in a registered public offering.
Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss or be costly to the fund.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

OPTIONS ON U.S. TREASURY SECURITIES - The fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell
(buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options").
Exchange-traded options have standardized exercise prices and expiration dates;
OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers

                      American High-Income Trust -- Page 9

directly and not through a clearing corporation (which guarantees performance).
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended September 30, 2005 and 2004 were 39% and 39%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3.   Invest in companies for the purpose of exercising control or management;

4.   Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which

                     American High-Income Trust -- Page 10

invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

5.   Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate,
15% of the fund's net assets;

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933;

7.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll"
transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

11.  Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. government securities.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations, or forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.   The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                     American High-Income Trust -- Page 11

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

                                          YEAR FIRST                                           NUMBER OF PORTFOLIOS
                           POSITION        ELECTED                                               WITHIN THE FUND
                           WITH THE       A TRUSTEE        PRINCIPAL OCCUPATION(S) DURING      COMPLEX/2/ OVERSEEN
     NAME AND AGE            FUND       OF THE FUND/1/             PAST FIVE YEARS                  BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES/4/
---------------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr.    Trustee            1999        Corporate director and author;                 14
 Age: 71                                                 former U.S. Ambassador to Spain;
                                                         former Vice Chairman,
                                                         Knight-Ridder, Inc. (communications
                                                         company); former Chairman and
                                                         Publisher, The Miami Herald
                                                                    ----------------
---------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie    Trustee            1987        Private investor; former President             19
 Age: 72                                                 and CEO, The Mission Group
                                                         (non-utility holding company,
                                                         subsidiary of Southern California
                                                         Edison Company)
---------------------------------------------------------------------------------------------------------------------
 Diane C. Creel           Trustee            1994        Chairman of the Board and CEO,                 12
 Age: 57                                                 Ecovation, Inc. (organic waste
                                                         management)
---------------------------------------------------------------------------------------------------------------------
 Martin Fenton            Chairman of        1989        Chairman of the Board and CEO,                 16
 Age: 70                  the Board                      Senior Resource Group LLC
                          (Independent                   (development and management of
                          and                            senior living communities)
                          Non-Executive)
---------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller        Trustee            1994        President and CEO, Fuller                      14
 Age: 59                                                 Consulting (financial management
                                                         consulting firm)
---------------------------------------------------------------------------------------------------------------------

                         OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                BY TRUSTEE
-----------------------------------------------------
 "NON-INTERESTED" TRUSTEES/4/
-----------------------------------------------------

 Richard G. Capen, Jr.   Carnival Corporation
 Age: 71
-----------------------------------------------------
 H. Frederick Christie   Ducommun Incorporated;
 Age: 72                 IHOP Corporation;
                         Southwest Water Company
-----------------------------------------------------
 Diane C. Creel          Allegheny Technologies;
 Age: 57                 BF Goodrich;
                         Foster Wheeler Ltd.;
                         Teledyne Technologies
-----------------------------------------------------
 Martin Fenton           None
 Age: 70
-----------------------------------------------------
 Leonard R. Fuller       None
 Age: 59
-----------------------------------------------------

                     American High-Income Trust -- Page 12


                                          YEAR FIRST                                           NUMBER OF PORTFOLIOS
                           POSITION        ELECTED                                               WITHIN THE FUND
                           WITH THE       A TRUSTEE        PRINCIPAL OCCUPATION(S) DURING      COMPLEX/2/ OVERSEEN
     NAME AND AGE            FUND       OF THE FUND/1/             PAST FIVE YEARS                  BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES/4/
---------------------------------------------------------------------------------------------------------------------

 R. Clark Hooper          Trustee            2005        President, Dumbarton Group LLC                 15
 Age: 59                                                 (consulting); former Executive Vice
                                                         President - Policy and Oversight,
                                                         NASD
---------------------------------------------------------------------------------------------------------------------
 Richard G. Newman        Trustee            1991        Chairman of the Board, AECOM                   13
 Age: 71                                                 Technology Corporation
                                                         (engineering, consulting and
                                                         professional technical services)
---------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez         Trustee            1999        Principal, The Sanchez Family                  12
 Age: 62                                                 Corporation dba McDonald's
                                                         Restaurants (McDonald's licensee)
---------------------------------------------------------------------------------------------------------------------

                         OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                BY TRUSTEE
-----------------------------------------------------
 "NON-INTERESTED" TRUSTEES/4/
-----------------------------------------------------

 R. Clark Hooper         None
 Age: 59
-----------------------------------------------------
 Richard G. Newman       Sempra Energy;
 Age: 71                 Southwest Water Company
-----------------------------------------------------
 Frank M. Sanchez        None
 Age: 62
-----------------------------------------------------

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST          PAST FIVE YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN             HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND                 BY TRUSTEE              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/5/
-----------------------------------------------------------------------------------------------------------------------------------

 Abner D. Goldstine   Vice               1987        Senior Vice President and                12            None
 Age: 75              Chairman of                    Director, Capital Research
                      the Board                      and Management Company
-----------------------------------------------------------------------------------------------------------------------------------

                     American High-Income Trust -- Page 13


                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST          PAST FIVE YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN             HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND                 BY TRUSTEE              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/5/
-----------------------------------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr.   Vice               1987        Executive Vice President and             16            None
 Age: 56              Chairman of                    Director, Capital Research
                      the Board                      and Management Company;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay     President          1995        Senior Vice President,                    1            None
 Age: 49              and Trustee                    Capital Research and
                                                     Management Company; Director,
                                                     The Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

 Susan M. Tolson         Senior Vice President         1997          Senior Vice President, Capital Research Company*
 Age: 43
-----------------------------------------------------------------------------------------------------------------------------------
 Jennifer L. Hinman         Vice President             2001          Vice President and Director, Capital Research Company*;
 Age: 47                                                             Director, Capital International Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M. Nishiyama      Vice President             2003          Vice President and Counsel - Fund Business Management Group,
 Age: 35                                                             Capital Research and Management Company; Vice President and
                                                                     Counsel, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------

                     American High-Income Trust -- Page 14


                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

 Julie F. Williams             Secretary               1987          Vice President - Fund Business Management Group, Capital
 Age: 57                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman             Treasurer               2001          Vice President - Fund Business Management Group, Capital
 Age: 35                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick      Assistant Secretary          1994          Assistant Vice President - Fund Business Management Group,
 Age: 41                                                             Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley        Assistant Treasurer          2003          Vice President - Fund Business Management Group, Capital
 Age: 37                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
  Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 A "Non-Interested" Trustee refers to a Trustee who is not an "interested person" within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund's investment adviser, Capital Research and Management
  Company, or affiliated entities (including the fund's principal underwriter).

5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
  Management Company, or affiliated entities (including the fund's principal underwriter).

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                     American High-Income Trust -- Page 15


FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2004

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------

 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                 $ 1 - $10,000/2/            Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller            $10,001 - $50,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper                  None/3/               $10,001 - $50,000/4/
-------------------------------------------------------------------------------
 Richard G. Newman             $ 1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez              $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 David C. Barclay               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine             Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group
  Companies, Inc. retirement plan and 401(k) plan.
2 Dollar range of shares owned was $10,001 - $50,000, as of October 26, 2005.
3 R. Clark Hooper was elected a Trustee of the fund subsequent to December 31,
  2004. The dollar range of shares owned was $10,001 - $50,000, as of September
  1, 2005.
4 Ms. Hooper has been a Board member of a fund within the American Funds family since 2003. If the shares she has acquired subsequent to December 31, 2004 were considered, the dollar range of shares owned would have been $50,001 -
  $100,000, as of September 1, 2005.

TRUSTEE COMPENSATION -- No compensation is paid by the funds to any officer or
Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund typically pays each Non-Interested Trustee an annual fee of
$3,500. If the aggregate annual fees paid to a Non-Interested Trustee by all funds advised by the investment adviser is less than $50,000, that
Non-Interested Trustee would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the Non-Interested Trustee serves as a Director or Trustee on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a Trustee to oversee even one fund.

In addition, each Non-Interested Trustee receives the following attendance fees:
(a) $2,520 for each Board or Contracts Committee meeting, (b) $1,200 for each
Nominating and Governance Committee meeting and (c) an annual fee of $5,040 for attending all Audit Committee meetings.

                     American High-Income Trust -- Page 16

The fund and the other American Funds whose Boards and Committees meet jointly with those of the fund each pay an equal portion of these attendance fees.

From time to time, the fund's Audit Committee meets jointly with all other
American Funds audit committees. For these meetings, Non-Interested Trustees receive an attendance fee of $2,000. This amount is shared equally by the funds on whose audit committee the Non-Interested Trustee serves.

No pension or retirement benefits are accrued as part of fund expenses.
Non-Interested Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Non-Interested Trustees.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2005

                                                                                                    TOTAL COMPENSATION (INCLUDING
                                                                    AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                                                                    (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                                                                   DEFERRED COMPENSATION/1/)     CAPITAL RESEARCH AND MANAGEMENT
  NAME                                                                  FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
-----------------------------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr./3/                                                   $6,989                      $136,180
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                    7,089                       318,180
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                           6,060                        76,910
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                            5,645                       262,170
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                           6,989                       188,180
-----------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper/4/                                                          1,797                        26,526
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                           5,522                       151,910
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                            6,294                        77,820
-----------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation shown in this table for the fiscal year ended September 30, 2005 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
  Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2005 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr.
  ($34,171), H. Frederick Christie ($15,694), Diane C. Creel ($30,047) and Martin
  Fenton ($33,019). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the
  Trustees.
4 Ms. Hooper began serving as a Trustee on June 22, 2005.

As of November 1, 2005, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987. Although the Board of Trustees has delegated day-to-day oversight to the investment

                     American High-Income Trust -- Page 17

adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares, including Class A, B, C, F,
529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica(R) to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.

Shares of each class represent an interest in the same investment portfolio.
Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.

COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an Audit Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller; and R. Clark
Hooper, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm and the full Board of Trustees. Four Audit Committee meetings were held during the 2005 fiscal year.

                     American High-Income Trust -- Page 18

The fund has a Contracts Committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters.
One Contracts Committee meeting was held during the 2005 fiscal year.

The fund has a Nominating and Governance Committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The
Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates Non-Interested Trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the
Nominating and Governance Committee of the fund, addressed to the fund's
Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating and Governance Committee meetings  were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then

                     American High-Income Trust -- Page 19

elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180 and (b) on the SEC's
website at www.sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                     American High-Income Trust -- Page 20

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        26.01%
 201 Progress Parkway                                Class B        15.28
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         6.43
 4800 Deer Lake Drive East, Floor 2                  Class C        12.56
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C        11.03
 333 W. 34th Street                                  Class F         8.11
 New York, NY 10001-2402
----------------------------------------------------------------------------
 First Community Bank                                Class R-1      15.56
 P.O. Box 4327
 Batesville, AR 72503
----------------------------------------------------------------------------
 Nationwide Trust Company                            Class R-3      11.70
 P.O. Box 182029
 Columbus, OH 43218-2029
----------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust                  Class R-3       9.38
 711 High Street
 Des Moines, IA 50392-0001
----------------------------------------------------------------------------
 Saxon & Co.                                         Class R-4      15.48
 P.O. Box 7780-1888
 Philadelphia, PA 19182-0001
----------------------------------------------------------------------------
 Reliance Trust Co.                                  Class R-4       7.02
 19001 Crescent Springs Drive
 Humble, TX 77339-3802
----------------------------------------------------------------------------
 CGTC                                                Class R-5      39.49
 333 S. Hope Street, Floor 49
 Los Angeles, CA 90071-1406
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       5.42
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management
Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva;
Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and at 135 South State College
Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

                     American High-Income Trust -- Page 21

The investment adviser is responsible for managing more than $650 billion of stocks, bonds and money market instruments and serves over 30 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also manage assets in other mutual funds advised by Capital
Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American High-Income Trust portfolio counselors are measured include: Credit Suisse First Boston High Yield
Bond Index and Lipper High Current Yield Bond Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                     American High-Income Trust -- Page 22

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF SEPTEMBER 30, 2005:

                                          NUMBER             NUMBER
                                         OF OTHER           OF OTHER          NUMBER
                                        REGISTERED           POOLED          OF OTHER
                                        INVESTMENT         INVESTMENT        ACCOUNTS
                                     COMPANIES (RICS)    VEHICLES (PIVS)       THAT
                                           THAT               THAT           PORTFOLIO
                                        PORTFOLIO          PORTFOLIO         COUNSELOR
                     DOLLAR RANGE       COUNSELOR          COUNSELOR          MANAGES
                        OF FUND          MANAGES            MANAGES         (ASSETS OF
 PORTFOLIO              SHARES       (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
 COUNSELOR             OWNED/1/      IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-------------------------------------------------------------------------------------------

 Abner D. Goldstine   $500,001 --      4     $149.3         None             None
                      $1,000,000
-------------------------------------------------------------------------------------------
 David C. Barclay     $500,001 --      4     $149.1      4      $1.0/5/   15      $3.2/5/
                      $1,000,000
-------------------------------------------------------------------------------------------
 Susan M. Tolson      $500,001 --      3     $ 90.4      2      $0.7/5/   4       $0.8/5/
                      $1,000,000
-------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
  $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
  Company and sold outside the United States. Assets noted are the total net assets of the fund and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 Represents fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of
  Capital Research and Management Company. Assets noted are the total net assets of the fund and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                     American High-Income Trust -- Page 23

In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Trustees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to Non-Interested Trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following rates and daily net asset levels:

                                Net asset level

       RATE                IN EXCESS OF                    UP TO
----------------------------------------------------------------------------

      0.30%              $             0              $    60,000,000
----------------------------------------------------------------------------
      0.21                    60,000,000                 1,000,000,00
----------------------------------------------------------------------------
      0.18                 1,000,000,000                3,000,000,000
----------------------------------------------------------------------------
      0.16                 3,000,000,000                6,000,000,000
----------------------------------------------------------------------------
      0.15                 6,000,000,000               10,000,000,000
----------------------------------------------------------------------------
      0.14                10,000,000,000
----------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following rates:

                              Monthly gross income

        RATE                IN EXCESS OF                    UP TO
----------------------------------------------------------------------------

       3.00%                 $         0                 $ 8,333,333
----------------------------------------------------------------------------
       2.50                    8,333,333                  25,000,000
----------------------------------------------------------------------------
       2.00                   25,000,000                  50,000,000
----------------------------------------------------------------------------
       1.50                   50,000,000
----------------------------------------------------------------------------

                     American High-Income Trust -- Page 24

Assuming net assets of $10.1 billion and gross investment income levels of 6%,
7%, 8%, 9% and 10%, management fees would be 0.30%, 0.32%, 0.33%, 0.35% and
0.36%, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class
A fees will be waived in lieu of management fees.

For the fiscal years ended September 30, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $32,867,000 and
31,399,000, respectively. After giving effect to the management fee waivers and advisory fee reduction described below, the fund paid the investment adviser management fees of $30,394,000 (a reduction of $2,473,000) and $31,250,000 (a reduction of $149,000) for the fiscal years ended September 30, 2005 and 2004, respectively. For the fiscal year ended September 30, 2003, the fund paid the investment adviser management fees of $24,736,000.

In 2004, the Board of Trustees approved an amended Agreement, which included additional annual rates of 0.14% on daily net assets in excess of $10 billion
(effective April 1, 2004) and 1.50% of the fund's monthly gross income in excess of $50 million (effective August 1, 2004). As a result of these amendments, in
2004 Capital Research and Management Company reduced investment advisory services fees by $21,000 to the rates provided by the amended Agreement.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Non-Interested Trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds

                     American High-Income Trust -- Page 25

Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications.
In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1,
R-2 and R-3 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended September 30, 2005, the total fees paid by the investment adviser were $268,000.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10%
of the average daily net assets. This fee is subject to the same uses and limitations described above.

During the 2005 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $1,335,000
--------------------------------------------------------------------------------
                CLASS F                                   965,000
--------------------------------------------------------------------------------
              CLASS 529-A                                  85,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  26,000
--------------------------------------------------------------------------------
              CLASS 529-C                                  50,000
--------------------------------------------------------------------------------
              CLASS 529-E                                   6,000
--------------------------------------------------------------------------------
              CLASS 529-F                                   3,000
--------------------------------------------------------------------------------
               CLASS R-1                                   12,000
--------------------------------------------------------------------------------
               CLASS R-2                                  525,000
--------------------------------------------------------------------------------
               CLASS R-3                                  216,000
--------------------------------------------------------------------------------
               CLASS R-4                                   57,000
--------------------------------------------------------------------------------
               CLASS R-5                                   74,000
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332

                     American High-Income Trust -- Page 26

Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road,
Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                  COMMISSIONS,         ALLOWANCE OR
                                                    REVENUE            COMPENSATION
                           FISCAL YEAR/PERIOD    OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

 CLASS A                          2005            $6,367,000          $24,580,000
                                  2004             6,908,000           26,665,000
                                  2003             8,680,000           33,603,000
-----------------------------------------------------------------------------------------------------
 CLASS B                          2005               375,000            2,510,000
                                  2004               983,000            4,902,000
                                  2003             1,946,000           12,912,000
-----------------------------------------------------------------------------------------------------
 CLASS C                          2005                    --            1,627,000
                                  2004             1,583,000            2,339,000
                                  2003                    --            4,337,000
-----------------------------------------------------------------------------------------------------
 CLASS 529-A                      2005               124,000              474,000
                                  2004               120,000              454,000
                                  2003                99,000              378,000
-----------------------------------------------------------------------------------------------------
 CLASS 529-B                      2005                18,000               98,000
                                  2004                33,000              173,000
                                  2003                30,000              190,000
-----------------------------------------------------------------------------------------------------
 CLASS 529-C                      2005                 5,000               83,000
                                  2004                13,000               99,000
                                  2003                    --               94,000
-----------------------------------------------------------------------------------------------------

                     American High-Income Trust -- Page 27

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not
"interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement.
Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons"
during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the
Board of Trustees.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and
529-C shares, up to 1.00% of the average daily net assets attributable to Class
C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and
529-F shares, up to 0.50% of the average daily net assets attributable to Class
F and 529-F shares; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to
1.00% of the average daily net assets attributable to Class R-2 shares; (i) for
Class R-3 shares, up to 0.75% of the average daily net assets attributable to
Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for
Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to

                     American High-Income Trust -- Page 28

the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with
$50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

                     American High-Income Trust -- Page 29

During the 2005 fiscal year, total 12b-1 expenses, and the portion of the expense that remained unpaid, were:

                                                                   12B-1 UNPAID LIABILITY
                                            12B-1 EXPENSES              OUTSTANDING
-------------------------------------------------------------------------------------------

               CLASS A                       $17,033,000                 $1,186,000
-------------------------------------------------------------------------------------------
               CLASS B                         7,954,000                    658,000
-------------------------------------------------------------------------------------------
               CLASS C                         8,128,000                    851,000
-------------------------------------------------------------------------------------------
               CLASS F                         1,509,000                    130,000
-------------------------------------------------------------------------------------------
             CLASS 529-A                         100,000                      5,000
-------------------------------------------------------------------------------------------
             CLASS 529-B                         140,000                     13,000
-------------------------------------------------------------------------------------------
             CLASS 529-C                         290,000                     33,000
-------------------------------------------------------------------------------------------
             CLASS 529-E                          17,000                      2,000
-------------------------------------------------------------------------------------------
             CLASS 529-F                           3,000                        N/A
-------------------------------------------------------------------------------------------
              CLASS R-1                           48,000                      5,000
-------------------------------------------------------------------------------------------
              CLASS R-2                          471,000                     46,000
-------------------------------------------------------------------------------------------
              CLASS R-3                          383,000                     39,000
-------------------------------------------------------------------------------------------
              CLASS R-4                           78,000                      9,000
-------------------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2005, the top dealers that
American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.

                     American High-Income Trust -- Page 30

     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
September 30, 2005, 2004 and 2003 amounted to $17,010,000, $14,917,000 and
$27,599,000, respectively. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and

                     American High-Income Trust -- Page 31

asked price. The decrease in the amount of brokerage concessions paid from 2003 to 2004 is primarily due to lower concessions paid on securities purchased by the fund in 2004.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's Board of Trustees and compliance will be periodically assessed by the Board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings required for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
Affiliates of the fund (including the fund's Board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers (such as the fund's custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the fund's investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                     American High-Income Trust -- Page 32

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day;
Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day;
Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

                     American High-Income Trust -- Page 33

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.

The Valuation Committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation
Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net

                     American High-Income Trust -- Page 34

realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to

                     American High-Income Trust -- Page 35

the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.
     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with

                     American High-Income Trust -- Page 36

     respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than
     46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.
     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the

                     American High-Income Trust -- Page 37

     adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the

                     American High-Income Trust -- Page 38

extent such previous sales charges do not exceed the reduction in sales charges)
for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of share of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an

                     American High-Income Trust -- Page 39

     investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.
     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase order.

The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.

Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in
CollegeAmerica through an eligible employer plan. In addition, the American
Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased

                     American High-Income Trust -- Page 40

and no sales charge generally applies. However, exchanges of shares from
American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

                                 SALES CHARGES
CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

                     American High-Income Trust -- Page 41

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;
     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;
     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

                     American High-Income Trust -- Page 42

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.
DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

                     American High-Income Trust -- Page 43

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.
     The value of your existing holdings eligible for rights of accumulation
     (see below) as of the day immediately before the start of the Statement period, may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The value of existing American
     Funds investments (other than shares representing direct purchases of money market funds) as of the day immediately before the start of the Statement period, and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the Statement period, are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the
     Statement period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:
     .    individual-type employee benefit plan(s), such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);
     .
          trust accounts established by you or your immediate family (For trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts. For trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary.
          Each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts.);

     .    endowments or foundations established and controlled by you or your immediate family; or

                     American High-Income Trust -- Page 44

     .
          CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various
     American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account

                     American High-Income Trust -- Page 45

     the current value of its investments in American Legacy Retirement
     Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

                     American High-Income Trust -- Page 46

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings
Plan eliminating the fund as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's

                     American High-Income Trust -- Page 47

capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the

                     American High-Income Trust -- Page 48

previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may

                     American High-Income Trust -- Page 49

use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY  10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $6,189,000 for Class A shares and
$748,000 for Class B shares for the 2005 fiscal year.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.

                     American High-Income Trust -- Page 50

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for
Non-Interested Trustees in their capacities as such. Certain legal matters in connection with certain shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP.
Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the
Non-Interested Trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations.
The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of
Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

                     American High-Income Trust -- Page 51

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleges that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. The complaint seeks injunctive and declaratory relief. On the same day, following the filing of the investment adviser's and Principal Underwriter's complaint, the Attorney General of the State of California filed a complaint against the
Principal Underwriter and investment adviser. Filed in Los Angeles County
Superior Court, the Attorney General's complaint alleges violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. The complaint seeks injunctive relief, penalties, restitution and disgorgement.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of
California, raising issues related to so-called "directed brokerage" and
"revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.27
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.75

                     American High-Income Trust -- Page 52

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine(R), or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund(R)  . . . . . . . . . . . . . . . . . . . .. . . .      002      202      302       402
American Balanced Fund(R)    . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund(R)    . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder(R)    . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund(R)   . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America(R)    . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America(R)    . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America(R)   . . . . . . . . . . . .     004      204      304       404
The New Economy Fund(R)    . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund(R)    . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund(R)   . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund(R)    . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund(R)   . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America(R)   . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California(R)*    . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland(R)*    . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia(R)*    . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America(R)    . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433

                     American High-Income Trust -- Page 53


                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523

                     American High-Income Trust -- Page 54


                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

The fund may also compare its investment results with the following:

(1)  The Credit Suisse First Boston High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions.
There are a total of 250 sectors which are followed by the Index.

(2)  Salomon Smith Barney High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $100 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of C/BB+.

(3)  Salomon Smith Barney Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (Baa3/BBB) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.
(4)  Lipper's "High Current Yield" funds index, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical
Services. The number of funds contained in the data base varies as funds are added or deleted over time.

(5)  Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the
U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                     American High-Income Trust -- Page 55

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

FITCH
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all

                     American High-Income Trust -- Page 56

financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

DBRS
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

R-1 (HIGH)
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (MIDDLE)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1
(high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (LOW)
Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

                     American High-Income Trust -- Page 57

[logo - AMERICAN FUNDS (R)]

American High-Income TrustSM
Investment portfolio
September 30, 2005

	Principal amount	Market value
Bonds & notes — 89.66%	(000)	(000)

CORPORATE BONDS & NOTES — 83.90%
CONSUMER DISCRETIONARY — 27.08%
General Motors Acceptance Corp. 6.125% 2007	$ 5,000	$ 4,924
General Motors Acceptance Corp. 6.15% 2007	10,000	9,927
General Motors Acceptance Corp. 5.85% 2009	1,200	1,118
General Motors Acceptance Corp. 6.875% 2011	31,590	28,769
General Motors Corp. 7.20% 2011	28,435	25,449
General Motors Acceptance Corp. 7.25% 2011	35,260	32,823
General Motors Acceptance Corp. 6.875% 2012	33,531	30,049
General Motors Acceptance Corp. 7.00% 2012	42,644	38,558
General Motors Corp. 7.25% 2013	€3,000	2,997
General Motors Acceptance Corp. 6.07% 2014[1]	$ 9,650	8,129
General Motors Corp. 7.70% 2016	6,250	5,031
General Motors Corp. 8.25% 2023	3,650	2,856
General Motors Acceptance Corp. 8.00% 2031	4,000	3,501
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	14,105	14,528
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[2]	5,525	4,613
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011[2]	6,000	4,320
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	2,850	1,810
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	39,950	40,449
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	24,625	24,440
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	22,800	23,028
CanWest Media Inc., Series B, 10.625% 2011	16,100	17,589
CanWest Media Inc., Series B, 8.00% 2012	60,258	64,250
CanWest Media Inc., Series B, 7.625% 2013	3,625	3,965
Ford Motor Credit Co. 7.375% 2009	29,000	28,037
Ford Motor Credit Co. 5.70% 2010	12,000	10,911
Ford Motor Credit Co. 7.875% 2010	26,575	25,885
Ford Motor Credit Co. 7.25% 2011	16,000	15,205
Cinemark USA, Inc. 9.00% 2013	56,718	58,845
Cinemark, Inc. 0%/9.75% 2014[2]	26,750	18,859
J.C. Penney Co., Inc. 8.00% 2010	19,495	21,396
J.C. Penney Co., Inc. 9.00% 2012	22,104	26,138
J.C. Penney Co., Inc. 7.65% 2016	2,650	3,008
J.C. Penney Co., Inc. 7.95% 2017	9,301	10,836
J.C. Penney Co., Inc. 7.125% 2023	850	939
J.C. Penney Co., Inc. 8.125% 2027	5,100	5,400
J.C. Penney Co., Inc. 7.40% 2037	725	788
J.C. Penney Co., Inc. 7.625% 2097	5,500	5,665
Six Flags, Inc. 8.875% 2010	26,130	25,999
Six Flags, Inc. 9.75% 2013	21,975	21,755
Six Flags, Inc. 9.625% 2014	19,350	19,157
Tenneco Automotive Inc., Series B, 10.25% 2013	16,725	18,774
Tenneco Automotive Inc. 8.625% 2014	47,250	47,841
Technical Olympic USA, Inc. 9.00% 2010	24,861	25,855
Technical Olympic USA, Inc. 9.00% 2010	5,930	6,167
Technical Olympic USA, Inc. 7.50% 2011	10,600	9,991
Technical Olympic USA, Inc. 10.375% 2012	22,180	23,455
Telenet Communications NV 9.00% 2013	€16,575	22,515
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$47,145	38,777
Mohegan Tribal Gaming Authority 6.375% 2009	45,040	45,265
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	8,242
Mohegan Tribal Gaming Authority 7.125% 2014	6,275	6,526
AMC Entertainment Inc. 9.50% 2011	8,282	7,909
AMC Entertainment Inc., Series B, 8.625% 2012	15,825	15,983
AMC Entertainment Inc. 9.875% 2012	18,150	17,560
AMC Entertainment Inc. 8.00% 2014	16,340	14,461
Royal Caribbean Cruises Ltd. 7.00% 2007	10,293	10,679
Royal Caribbean Cruises Ltd. 6.75% 2008	1,840	1,907
Royal Caribbean Cruises Ltd. 8.00% 2010	12,850	13,974
Royal Caribbean Cruises Ltd. 8.75% 2011	15,350	17,307
Royal Caribbean Cruises Ltd. 6.875% 2013	9,500	9,904
William Lyon Homes, Inc. 7.625% 2012	11,250	10,716
William Lyon Homes, Inc. 10.75% 2013	20,395	22,078
William Lyon Homes, Inc. 7.50% 2014	22,260	20,813
Delphi Automotive Systems Corp. 6.55% 2006	9,650	7,141
Delphi Automotive Systems Corp. 6.50% 2009	33,825	23,508
Delphi Corp. 6.50% 2013	17,190	11,603
Delphi Automotive Systems Corp. 7.125% 2029	14,300	9,224
Delphi Trust II, trust preferred securities, 6.197% 2033[1]	4,500	1,373
Young Broadcasting Inc. 10.00% 2011	52,060	49,457
Young Broadcasting Inc. 8.75% 2014	2,325	2,075
Kabel Deutschland GmbH 10.625% 2014[3]	45,105	50,067
K. Hovnanian Enterprises, Inc. 10.50% 2007	10,855	11,859
K. Hovnanian Enterprises, Inc. 6.00% 2010	5,275	5,082
K. Hovnanian Enterprises, Inc. 8.875% 2012	13,475	14,284
K. Hovnanian Enterprises, Inc. 7.75% 2013	6,900	7,064
K. Hovnanian Enterprises, Inc. 6.375% 2014	4,625	4,422
K. Hovnanian Enterprises, Inc. 6.25% 2016[3]	6,000	5,617
Grupo Posadas, SA de CV 8.75% 2011[3]	44,095	47,402
Cooper-Standard Automotive Inc. 7.00% 2012	16,210	14,913
Cooper-Standard Automotive Inc. 8.375% 2014	35,770	30,226
Mirage Resorts, Inc. 6.75% 2007	5,700	5,828
Mandalay Resort Group, Series B, 10.25% 2007	5,000	5,400
Mirage Resorts, Inc. 6.75% 2008	4,800	4,902
MGM MIRAGE 6.00% 2009	18,500	18,361
Mandalay Resort Group 6.50% 2009	900	909
MGM MIRAGE 8.50% 2010	3,100	3,387
MGM MIRAGE 6.75% 2012	1,700	1,736
MGM MIRAGE 6.625% 2015[3]	1,550	1,540
MGM MIRAGE 6.625% 2015[3]	1,000	994
Quebecor Media Inc. 0%/13.75% 2011[2]	1,520	1,552
Quebecor Media Inc. 11.125% 2011	33,328	36,577
Sun Media Corp. 7.625% 2013	4,250	4,468
D.R. Horton, Inc. 5.00% 2009	4,000	3,967
D.R. Horton, Inc. 8.00% 2009	18,270	19,684
D.R. Horton, Inc. 9.75% 2010	3,000	3,429
D.R. Horton, Inc. 7.875% 2011	2,030	2,227
Schuler Homes, Inc. 10.50% 2011	4,280	4,644
D.R. Horton, Inc. 6.875% 2013	4,075	4,290
Gaylord Entertainment Co. 8.00% 2013	20,509	21,637
Gaylord Entertainment Co. 6.75% 2014	13,600	13,226
WCI Communities, Inc. 10.625% 2011	21,925	23,405
WCI Communities, Inc. 9.125% 2012	8,450	8,746
WCI Communities, Inc. 6.625% 2015	1,925	1,752
Neiman Marcus Group, Inc. 9.00% 2015[3,4]	29,085	29,303
Neiman Marcus Group, Inc. 10.375% 2015[3]	4,000	4,000
NTL Cable PLC 8.75% 2014	21,325	22,125
NTL Cable PLC 8.75% 2014	€4,500	5,680
NTL Cable PLC 9.75% 2014	£3,000	5,342
Boyd Gaming Corp. 7.75% 2012	$23,450	24,769
Boyd Gaming Corp. 8.75% 2012	4,500	4,871
Boyd Gaming Corp. 6.75% 2014	3,000	3,026
Emmis Operating Co. 6.875% 2012	21,750	21,777
Emmis Communications Corp. 9.745% 2012[1]	10,550	10,682
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	33,010	31,731
ITT Corp. 6.75% 2005	10,500	10,566
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	3,875	4,015
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	15,325	16,781
Dollarama Group LP 8.875% 2012[3]	31,375	30,748
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	29,589
Dillard’s, Inc. 6.69% 2007	1,075	1,094
Dillard Department Stores, Inc. 7.15% 2007	2,100	2,142
Dillard’s, Inc. 6.30% 2008	3,182	3,214
Dillard’s, Inc. 6.625% 2008	8,365	8,428
Dillard Department Stores, Inc. 9.125% 2011	8,230	9,012
Dillard’s, Inc. 6.625% 2018	3,000	2,805
Dillard’s, Inc. 7.00% 2028	3,000	2,775
American Media Operations, Inc., Series B, 10.25% 2009	13,190	12,893
American Media Operations, Inc. 8.875% 2011	17,615	15,677
Visteon Corp. 8.25% 2010	27,250	26,024
Visteon Corp. 7.00% 2014	2,615	2,282
Liberty Media Corp. 7.75% 2009	4,750	5,002
Liberty Media Corp. 7.875% 2009	2,500	2,643
Liberty Media Corp. 5.70% 2013	18,590	17,010
Liberty Media Corp. 8.25% 2030	3,075	2,960
Blockbuster Inc. 9.50% 2012[3]	32,150	26,685
Carmike Cinemas, Inc. 7.50% 2014	30,025	26,197
Stoneridge, Inc. 11.50% 2012	24,442	26,031
Payless ShoeSource, Inc. 8.25% 2013	25,250	25,944
Argosy Gaming Co. 7.00% 2014	22,030	24,550
Warnaco, Inc. 8.875% 2013	22,375	24,277
Iesy Repository GmbH 10.125% 2015	€4,750	6,110
Iesy Repository GmbH 10.375% 2015[3]	$16,425	17,452
Sealy Mattress Co. 8.25% 2014	23,000	23,230
Gray Communications Systems, Inc. 9.25% 2011	20,800	22,620
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	5,000	5,462
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011	6,400	6,368
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	9,000	7,132
Dex Media, Inc., Series B, 8.00% 2013	3,075	3,175
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	18,759	20,565
AOL Time Warner Inc. 6.15% 2007	20,000	20,449
KB Home 6.375% 2011	4,000	4,029
KB Home 6.25% 2015	16,775	16,350
Buffets, Inc. 11.25% 2010	17,900	18,079
Adelphia Communications Corp. 10.25% 2006[5]	9,955	7,416
Adelphia Communications Corp. 10.25% 2011[5]	6,850	5,240
Century Communications Corp. 0% 2003[6]	4,565	4,360
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	16,577
PETCO Animal Supplies, Inc. 10.75% 2011	14,685	16,227
NextMedia Operating, Inc. 10.75% 2011	15,000	16,144
CSC Holdings, Inc., Series B, 8.125% 2009	1,750	1,772
Cablevision Systems Corp., Series B, 8.00% 2012	14,540	14,176
Vidéotron Ltée 6.875% 2014	8,450	8,714
Vidéotron Ltée 6.375% 2015[3]	7,235	7,217
Aztar Corp. 7.875% 2014	14,750	15,487
RH Donnelley Inc. 8.875% 2010[3]	10,605	11,427
RH Donnelley Inc. 10.875% 2012[3]	3,000	3,382
MDC Holdings, Inc. 7.00% 2012	10,000	10,770
MDC Holdings, Inc. 5.50% 2013	4,000	3,940
Harrah’s Operating Co., Inc. 7.875% 2005	10,875	10,970
Harrah’s Operating Co., Inc. 8.00% 2011	3,189	3,570
Toys “R” Us, Inc. 7.875% 2013	14,388	12,913
Toys “R” Us, Inc. 7.375% 2018	1,500	1,207
Regal Cinemas Corp., Series B, 9.375% 2012[7]	13,300	14,071
Standard Pacific Corp. 5.125% 2009	8,625	8,151
Standard Pacific Corp. 6.50% 2010	2,000	1,945
Standard Pacific Corp. 9.25% 2012	1,000	1,075
Standard Pacific Corp. 6.25% 2014	3,000	2,794
Riddell Bell Holdings Inc. 8.375% 2012	14,000	13,860
Hilton Hotels Corp. 7.625% 2008	4,700	4,999
Hilton Hotels Corp. 7.20% 2009	5,885	6,363
Hilton Hotels Corp. 8.25% 2011	115	130
Hilton Hotels Corp. 7.625% 2012	2,050	2,311
EchoStar DBS Corp. 9.125% 2009	12,749	13,450
LBI Media, Inc. 10.125% 2012	12,140	13,142
Bombardier Recreational Products Inc. 8.375% 2013	12,170	12,809
Jostens IH Corp. 7.625% 2012	12,025	12,205
La Quinta Properties, Inc. 8.875% 2011	3,000	3,225
La Quinta Properties, Inc. 7.00% 2012	8,500	8,776
Radio One, Inc., Series B, 8.875% 2011	11,100	11,849
Fisher Communications, Inc. 8.625% 2014	9,565	10,258
Lenfest Communications, Inc. 7.625% 2008	6,750	7,145
Comcast Corp. 10.625% 2012	2,245	2,862
ArvinMeritor, Inc. 8.75% 2012	7,500	7,387
ArvinMeritor, Inc. 8.125% 2015[3]	2,200	2,024
GSC Holdings Corp. and GameStop, Inc. 7.875% 2011[1,3]	9,300	9,358
Lighthouse International Co. SA 8.00% 2014	€7,300	9,313
Reader’s Digest Association, Inc. 6.50% 2011	$8,225	8,389
WDAC Subsidiary Corp. 8.375% 2014[3]	8,250	8,023
Seneca Gaming Corp. 7.25% 2012[3]	5,300	5,459
Seneca Gaming Corp. 7.25% 2012	2,440	2,513
Warner Music Group 7.375% 2014	7,760	7,818
Loews Cineplex Entertainment Corp. 9.00% 2014	7,475	7,307
TRW Automotive Acquisition Corp. 9.375% 2013	6,697	7,300
Entercom Radio, LLC 7.625% 2014	6,500	6,744
Toll Corp. 8.25% 2011	5,500	5,857
Beazer Homes USA, Inc. 8.375% 2012	4,650	4,929
Dana Corp. 5.85% 2015	5,500	4,342
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	3,525	3,516
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	3,410	3,513
News America Inc. 6.75% 2038	2,990	3,265
Ameristar Casinos, Inc. 10.75% 2009	2,000	2,147
Boyds Collection, Ltd., Series B, 9.00% 2008[7]	8,122	2,112
Key Plastics Holdings, Inc., Series B, 10.25% 2007[7,8]	9,650	0
		2,724,539

TELECOMMUNICATION SERVICES — 11.23%
Qwest Capital Funding, Inc. 7.75% 2006	9,750	9,896
U S WEST Capital Funding, Inc. 6.375% 2008	3,770	3,704
Qwest Capital Funding, Inc. 7.00% 2009	18,625	18,299
Qwest Capital Funding, Inc. 7.90% 2010	16,835	16,793
Qwest Services Corp. 13.50% 2010	46,785	53,803
Qwest Communications International Inc. 7.25% 2011	24,375	23,857
Qwest Capital Funding, Inc. 7.25% 2011	14,980	14,343
Qwest Corp. 8.875% 2012	3,600	3,951
Qwest Services Corp. 14.00% 2014	25,375	30,894
U S WEST Capital Funding, Inc. 6.50% 2018	2,000	1,670
U S WEST Capital Funding, Inc. 6.875% 2028	13,064	10,810
Qwest Capital Funding, Inc. 7.75% 2031	3,655	3,171
Dobson Communications Corp. 10.875% 2010	10,975	11,647
Dobson Cellular Systems, Inc. 8.443% 2011[1]	4,000	4,165
American Cellular Corp., Series B, 10.00% 2011	57,575	63,045
Dobson Communications Corp. 8.10% 2012[1,3]	19,850	19,676
Dobson Cellular Systems, Inc. 9.875% 2012	20,375	22,413
Dobson Communications Corp. 8.875% 2013	37,250	37,436
US Unwired Inc., Series B, 10.00% 2012	17,150	19,808
Nextel Communications, Inc. 6.875% 2013	14,500	15,405
Nextel Communications, Inc. 7.375% 2015	88,378	94,693
Triton PCS, Inc. 8.75% 2011	35,425	29,137
Triton PCS, Inc. 9.375% 2011	49,810	41,093
Triton PCS, Inc. 8.50% 2013	55,625	53,261
American Tower Corp. 7.25% 2011	5,425	5,791
American Tower Corp. 7.125% 2012	62,860	66,317
American Tower Corp. 7.50% 2012	18,300	19,490
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	32,555	36,787
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	18,175	19,311
Intelsat, Ltd. 8.695% 2012[1,3]	18,150	18,558
Intelsat, Ltd. 8.25% 2013[3]	22,605	22,859
Intelsat, Ltd. 8.625% 2015[3]	12,400	12,710
Cincinnati Bell Inc. 7.25% 2013	38,425	41,019
NTELOS Inc. 9.03% 2012[1]	40,250	40,049
SBA Communications Corp. 8.50% 2012	35,905	39,226
Rogers Wireless Inc. 7.25% 2012	11,725	12,458
Rogers Wireless Inc. 7.50% 2015	17,950	19,431
Rogers Cantel Inc. 9.75% 2016	1,625	1,970
MetroPCS, Inc. 10.75% 2007[1]	18,000	18,900
MetroPCS, Inc. 8.25% 2011[1]	10,500	10,815
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	20,350	20,859
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	6,800	6,902
Nextel Partners, Inc. 12.50% 2009	3,587	3,847
Nextel Partners, Inc. 8.125% 2011	16,000	17,360
Cell C Ltd. 8.625% 2012	€14,700	18,513
Millicom International Cellular SA 10.00% 2013	$16,550	17,171
AT&T Corp. 9.05% 2011[1]	13,858	15,677
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	15,780	15,386
UbiquiTel Operating Co. 9.875% 2011	10,125	11,289
iPCS, Inc. 11.50% 2012	6,500	7,540
AirGate PCS, Inc. 9.375% 2009[3]	4,533	4,783
Alamosa (Delaware), Inc. 8.50% 2012	1,925	2,065
GT Group Telecom Inc. 13.25% 2010[5,7]	11,000	0
		1,130,053

MATERIALS — 10.71%
Millennium America Inc. 9.25% 2008	30,825	33,291
Lyondell Chemical Co. 9.50% 2008	10,000	10,525
Equistar Chemicals, LP 10.125% 2008	15,650	16,902
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	10,265	10,727
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	44,875	49,138
Abitibi-Consolidated Co. of Canada 5.25% 2008	6,250	6,047
Abitibi-Consolidated Finance LP 7.875% 2009	14,500	14,464
Abitibi-Consolidated Inc. 8.55% 2010	16,045	16,406
Abitibi-Consolidated Co. of Canada 7.37% 2011[1]	20,500	20,603
Abitibi-Consolidated Co. of Canada 6.00% 2013	14,740	13,008
Abitibi-Consolidated Co. of Canada 8.375% 2015	34,400	33,970
Smurfit Capital Funding PLC 6.75% 2005	3,175	3,191
JSG Funding PLC 9.625% 2012	6,517	6,582
JSG Funding PLC 7.75% 2015	€18,250	19,306
JSG Funding PLC 7.75% 2015	$3,500	2,992
JSG Holdings PLC 11.50% 2015[4]	€44,087	47,179
Smurfit Capital Funding PLC 7.50% 2025	$ 1,325	1,212
Stone Container Corp. 9.25% 2008	6,425	6,586
Stone Container Corp. 9.75% 2011	6,075	6,196
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	35,110	33,179
Stone Container Corp. 8.375% 2012	8,515	8,132
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	25,400	22,987
Georgia-Pacific Corp. 7.50% 2006	2,625	2,668
Georgia-Pacific Corp. 7.375% 2008	15,200	15,998
Georgia-Pacific Corp. 8.875% 2010	9,925	11,116
Georgia-Pacific Corp. 8.125% 2011	8,475	9,407
Georgia-Pacific Corp. 9.50% 2011	2,525	2,992
Georgia-Pacific Corp. 9.375% 2013	21,420	23,990
Georgia-Pacific Corp. 7.70% 2015	600	665
Georgia-Pacific Corp. 8.875% 2031	4,000	4,751
Owens-Illinois, Inc. 8.10% 2007	250	257
Owens-Illinois, Inc. 7.35% 2008	2,440	2,501
Owens-Brockway Glass Container Inc. 8.875% 2009	7,050	7,438
Owens-Illinois, Inc. 7.50% 2010	2,000	2,040
Owens-Brockway Glass Container Inc. 7.75% 2011	15,985	16,704
Owens-Brockway Glass Container Inc. 8.75% 2012	22,225	24,114
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	3,030
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	460
Graphic Packaging International, Inc. 8.50% 2011	$33,825	33,318
Graphic Packaging International, Inc. 9.50% 2013	23,430	22,141
Rhodia 7.625% 2010	1,800	1,764
Rhodia SA 8.00% 2010	€8,075	9,707
Rhodia 10.25% 2010	$25,365	26,950
Rhodia 8.875% 2011	500	475
Rhodia SA 9.25% 2011	€11,450	13,695
Building Materials Corp. of America, Series B, 8.00% 2007	$ 3,150	3,260
Building Materials Corp. of America 8.00% 2008	10,245	10,450
Building Materials Corp. of America 7.75% 2014	34,360	33,501
Associated Materials Inc. 9.75% 2012	17,960	17,466
AMH Holdings, Inc. 0%/11.25% 2014[2]	55,600	28,078
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	30,775	34,391
Boise Cascade, LLC and Boise Cascade Finance Corp. 6.474% 2012[1]	4,300	4,289
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	26,450	25,194
United States Steel Corp. 10.75% 2008	4,571	5,165
United States Steel Corp. 9.75% 2010	20,923	23,068
Nalco Co. 7.75% 2011	20,050	20,601
Nalco Co. 8.875% 2013	925	954
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[2]	2,800	2,079
Ainsworth Lumber Co. Ltd. 7.25% 2012	8,325	7,867
Ainsworth Lumber Co. Ltd. 6.75% 2014	11,955	10,879
Ainsworth Lumber Co. Ltd. 6.75% 2014	4,875	4,412
Oregon Steel Mills, Inc. 10.00% 2009	19,274	20,864
Earle M. Jorgensen Co. 9.75% 2012	17,840	19,446
Sino-Forest Corp. 9.125% 2011[3]	16,810	18,239
Sino-Forest Corp. 9.125% 2011	825	895
Longview Fibre Co. 10.00% 2009	17,950	19,027
Domtar Inc. 7.125% 2015	19,135	17,640
Neenah Paper, Inc. 7.375% 2014	15,025	14,537
Luscar Coal Ltd. 9.75% 2011	12,715	13,796
Crompton Corp. 9.672% 2010[1]	8,325	9,220
Crompton Corp. 9.875% 2012	2,550	2,917
Rockwood Specialties Group, Inc. 10.625% 2011	511	560
Rockwood Specialties Group, Inc. 7.50% 2014[3]	3,700	3,607
Rockwood Specialties Group, Inc. 7.625% 2014	€5,700	7,075
Steel Dynamics, Inc. 9.50% 2009	$ 9,800	10,461
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[2]	7,127	5,025
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	3,575	3,995
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	8,685
AEP Industries Inc. 7.875% 2013	8,000	7,980
NewPage Corp. 9.943% 2012[1]	6,000	5,700
Ispat Inland ULC 9.75% 2014	4,701	5,477
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,400
Georgia Gulf Corp. 7.125% 2013	4,625	4,741
AK Steel Corp. 7.75% 2012	4,625	4,290
Airgas, Inc. 6.25% 2014	3,500	3,552
Norampac Inc. 6.75% 2013	3,500	3,500
Koppers Inc. 9.875% 2013	3,000	3,330
Novelis Inc. 7.25% 2015[3]	2,750	2,612
Ball Corp. 6.875% 2012	2,500	2,562
Huntsman LLC 11.099% 2011[1]	825	884
Huntsman LLC 11.50% 2012	500	574
PQ Corp. 7.50% 2013[3]	975	951
		1,078,000

INDUSTRIALS — 7.82%
Allied Waste North America, Inc. 8.50% 2008	16,500	17,284
Allied Waste North America, Inc., Series B, 8.875% 2008	16,750	17,546
Allied Waste North America, Inc., Series B, 6.50% 2010	14,500	14,156
Allied Waste North America, Inc., Series B, 5.75% 2011	21,755	20,395
Allied Waste North America, Inc., Series B, 6.125% 2014	10,000	9,400
Allied Waste North America, Inc., Series B, 7.375% 2014	22,830	21,574
Continental Airlines, Inc. 8.00% 2005	18,315	18,269
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[9]	5,000	4,981
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[9]	4,979	4,290
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[9]	6,306	5,514
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	7,756	6,639
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	10,659	10,458
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	4,033	3,834
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	12,834	12,749
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	13,836	11,954
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	36,745	39,547
H-Lines Finance Holding Corp. 0%/11.00% 2013[2,3]	19,285	16,103
NTK Holdings Inc. 0%/10.75% 2014[2]	49,460	27,945
THL Buildco, Inc. 8.50% 2014	28,795	26,635
Dyncorp International LLC 9.50% 2013[3]	38,815	40,756
TFM, SA de CV 10.25% 2007	2,295	2,467
TFM, SA de CV 9.375% 2012[3]	30,900	33,526
TFM, SA de CV 12.50% 2012	2,310	2,691
Accuride Corp. 8.50% 2015	35,995	35,455
Jacuzzi Brands, Inc. 9.625% 2010	33,155	35,310
DRS Technologies, Inc. 6.875% 2013	35,405	34,343
Terex Corp. 9.25% 2011	13,020	14,062
Terex Corp., Class B, 10.375% 2011	7,700	8,277
Terex Corp. 7.375% 2014	9,075	9,211
United Rentals (North America), Inc., Series B, 6.50% 2012	20,675	20,055
United Rentals (North America), Inc. 7.75% 2013	8,625	8,366
Bombardier Capital Inc., Series A, 6.125% 2006[3]	16,570	16,674
Bombardier Inc. 6.75% 2012[3]	6,600	6,187
Bombardier Inc. 6.30% 2014[3]	2,800	2,492
ACIH, Inc. 0%/11.50% 2012[2,3]	33,685	22,906
Goodman Global Holdings 6.41% 2012[1,3]	10,325	10,144
Goodman Global Holdings 7.875% 2012[3]	13,855	12,608
Williams Scotsman, Inc. 8.50% 2015[3]	19,950	20,299
Standard Aero Holdings, Inc. 8.25% 2014	20,390	19,829
Argo-Tech Corp. 9.25% 2011	16,675	17,759
Northwest Airlines, Inc. 8.875% 2006[8]	10,390	2,961
Northwest Airlines, Inc. 8.70% 2007[8]	5,000	1,450
Northwest Airlines, Inc. 9.875% 2007[8]	14,000	4,095
Northwest Airlines, Inc. 7.875% 2008[8]	15,900	4,571
Northwest Airlines, Inc. 10.00% 2009[8]	11,280	3,299
K&F Industries, Inc. 7.75% 2014	15,260	15,489
Kansas City Southern Railway Co. 9.50% 2008	4,275	4,708
Kansas City Southern Railway Co. 7.50% 2009	7,115	7,489
American Standard Inc. 8.25% 2009	5,190	5,741
American Standard Inc. 7.625% 2010	4,300	4,722
Delta Air Lines, Inc. 8.00% 2007[3,8]	15,525	2,795
Delta Air Lines, Inc. 7.90% 2009[8]	5,000	925
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010[9]	2,500	1,630
Delta Air Lines, Inc. 10.125% 2010[8]	1,650	301
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[9]	2,492	2,333
Delta Air Lines, Inc. 9.75% 2021[8]	2,200	396
Delta Air Lines, Inc. 10.375% 2022[8]	3,000	540
Ashtead Group PLC 8.625% 2015[3]	7,850	8,292
Ahern Rentals, Inc. 9.25% 2013[3]	7,805	8,020
American Airlines, Inc. 10.15% 2006	3,000	2,858
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	2,500	2,341
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[9]	2,500	2,560
Esterline Technologies Corp. 7.75% 2013	7,000	7,420
Cummins Inc. 9.50% 2010	5,550	6,063
Builders FirstSource, Inc. 8.04% 2012[1,3]	5,900	5,989
UCAR Finance Inc. 10.25% 2012	5,551	5,981
AGCO Corp. 6.875% 2014	€3,750	4,761
Park-Ohio Industries, Inc. 8.375% 2014	$3,825	3,337
International Shipholding Corp., Series B, 7.75% 2007	1,950	1,974
United Air Lines, Inc. 9.00% 2003[6]	3,000	457
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,9]	1,907	786
		786,974

UTILITIES — 6.01%
Edison Mission Energy 10.00% 2008	29,150	32,429
Mission Energy Holding Co. 13.50% 2008	38,350	45,349
Edison Mission Energy 7.73% 2009	43,250	45,845
Edison Mission Energy 9.875% 2011	38,850	46,232
Midwest Generation, LLC, Series B, 8.56% 2016[9]	23,985	26,398
Homer City Funding LLC 8.734% 2026[9]	9,444	11,286
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	19,250	21,536
AES Corp. 9.50% 2009	28,507	31,215
AES Corp. 9.375% 2010	11,469	12,702
AES Corp. 8.875% 2011	5,375	5,859
AES Corp. 8.75% 2013[3]	43,985	48,384
AES Gener SA 7.50% 2014	18,350	18,696
AES Corp. 9.00% 2015[3]	15,150	16,703
AES Red Oak, LLC, Series B, 9.20% 2029[9]	7,000	8,015
Dynegy Holdings Inc. 9.875% 2010[3]	20,950	22,940
Dynegy Holdings Inc. 10.125% 2013[3]	37,315	41,793
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,700	5,241
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,067
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,763
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,217	21,439
Sierra Pacific Resources 8.625% 2014	15,500	17,162
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,452
Sierra Pacific Resources 6.75% 2017[3]	1,075	1,083
Drax Holdings Ltd., Series A-1, 7.173% 2015[1,3]	£4,006	7,116
Drax Holdings Ltd., Series A-2, unit, 8.673% 2015[1,3,10]	4,746	33,222
Drax Holdings Ltd., Series B, 7.427% 2025[1,3,5]	851	1,972
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[3]	$22,275	22,776
Enersis SA 7.375% 2014	16,800	17,785
PSEG Energy Holdings Inc. 8.625% 2008	15,999	16,799
FPL Energy American Wind, LLC 6.639% 2023[3,9]	7,663	8,086
Electricidad de Caracas Finance BV 10.25% 2014[3]	7,480	7,947
		604,292

CONSUMER STAPLES — 5.37%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010	16,750	18,593
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011	17,825	20,053
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012	60,322	67,862
Rite Aid Corp. 6.125% 2008[3]	5,800	5,539
Rite Aid Corp. 8.125% 2010	2,000	2,050
Rite Aid Corp. 9.50% 2011	7,975	8,493
Rite Aid Corp. 6.875% 2013	30,300	25,831
Rite Aid Corp. 9.25% 2013	12,750	12,240
Rite Aid Corp. 7.50% 2015	8,000	7,680
Rite Aid Corp. 7.70% 2027	11,780	9,483
Rite Aid Corp. 6.875% 2028	8,000	6,040
Koninklijke Ahold NV 5.875% 2008	€4,000	5,139
Ahold Finance U.S.A., Inc. 6.25% 2009	$28,460	28,887
Ahold Finance U.S.A., Inc. 8.25% 2010	11,000	12,045
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[9]	1,864	2,023
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[9]	7,500	8,405
Ahold Finance U.S.A., Inc. 6.875% 2029	1,075	1,016
Spectrum Brands, Inc. 7.375% 2015	40,645	36,784
Delhaize America, Inc. 8.125% 2011	33,645	36,633
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,150	2,198
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,000	33,000
Pathmark Stores, Inc. 8.75% 2012	29,810	28,841
Playtex Products, Inc. 8.00% 2011	5,000	5,262
Playtex Products, Inc. 9.375% 2011	21,660	22,716
Stater Bros. Holdings Inc. 7.37% 2010[1]	6,450	6,385
Stater Bros. Holdings Inc. 8.125% 2012	21,325	21,165
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	18,450	18,265
Petro Stopping Centers, LP 9.00% 2012[3]	8,390	8,306
Gold Kist Inc. 10.25% 2014	21,141	23,995
Winn-Dixie Stores, Inc. 8.875% 2008[8]	18,675	12,232
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 5.24% 2017[3,8,9]	3,045	2,301
Del Monte Corp., Series B, 8.625% 2012	10,550	11,394
Elizabeth Arden, Inc. 7.75% 2014	10,383	10,617
Constellation Brands, Inc. 8.125% 2012	5,500	5,837
Duane Reade Inc. 8.37% 2010[1]	6,000	5,760
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	5,280	5,716
Dole Food Co., Inc. 8.875% 2011	1,855	1,934
		540,720

ENERGY — 4.39%
Port Arthur Finance Corp. 12.50% 2009[9]	1,386	1,587
Premcor Refining Group Inc. 9.25% 2010	12,675	13,847
Premcor Refining Group Inc. 6.125% 2011	4,000	4,200
Premcor Refining Group Inc. 6.75% 2011	24,675	26,526
Premcor Refining Group Inc. 9.50% 2013	22,350	25,311
Premcor Refining Group Inc. 6.75% 2014	5,000	5,350
Premcor Refining Group Inc. 7.50% 2015	29,775	32,008
General Maritime Corp. 10.00% 2013	42,925	47,432
Newfield Exploration Co., Series B, 7.45% 2007	1,750	1,820
Newfield Exploration Co. 7.625% 2011	3,500	3,806
Newfield Exploration Co. 8.375% 2012	23,500	25,497
Newfield Exploration Co. 6.625% 2014	14,575	15,231
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,9]	39,405	37,829
Petrozuata Finance, Inc., Series B, 8.22% 2017[9]	5,985	5,746
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[3]	2,000	2,045
Williams Companies, Inc. 7.125% 2011	1,900	2,000
Williams Companies, Inc. 8.125% 2012	8,000	8,780
Williams Companies, Inc. 8.75% 2032	16,470	19,517
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	26,265	28,498
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	30,130	27,908
Overseas Shipholding Group, Inc. 8.25% 2013	15,985	17,264
Overseas Shipholding Group, Inc. 8.75% 2013	8,055	9,163
Overseas Shipholding Group, Inc. 7.50% 2024	1,150	1,147
Teekay Shipping Corp. 8.875% 2011	20,795	23,810
Pogo Producing Co. 6.875% 2017[3]	19,975	20,350
Encore Acquisition Co. 6.00% 2015[3]	17,900	17,542
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,350
Peabody Energy Corp. 5.875% 2016	4,000	3,995
Pemex Project Funding Master Trust 7.875% 2009	1,400	1,519
Pemex Project Funding Master Trust 8.625% 2022	1,170	1,433
Whiting Petroleum Corp. 7.25% 2013	2,000	2,045
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,9]	750	771
		441,327

HEALTH CARE — 4.35%
Tenet Healthcare Corp. 6.375% 2011	30,260	28,369
Tenet Healthcare Corp. 7.375% 2013	7,640	7,277
Tenet Healthcare Corp. 9.875% 2014	38,700	40,635
Tenet Healthcare Corp. 9.25% 2015[3]	19,400	19,691
Quintiles Transnational Corp. 10.00% 2013	47,775	53,986
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[2]	28,115	20,946
Columbia/HCA Healthcare Corp. 7.00% 2007	7,755	7,965
Columbia/HCA Healthcare Corp. 7.25% 2008	1,000	1,040
HCA Inc. 5.50% 2009	22,750	22,397
HCA — The Healthcare Co. 8.75% 2010	6,660	7,389
HCA — The Healthcare Co. 7.875% 2011	1,250	1,346
HCA Inc. 6.30% 2012	1,875	1,873
Columbia/HCA Healthcare Corp. 7.69% 2025	1,000	1,010
Concentra Operating Corp. 9.50% 2010	26,250	27,628
Concentra Operating Corp. 9.125% 2012	11,790	12,321
HealthSouth Corp. 7.375% 2006	1,500	1,496
HealthSouth Corp. 7.00% 2008	1,000	982
HealthSouth Corp. 8.375% 2011	12,220	11,701
HealthSouth Corp. 7.625% 2012	25,345	23,824
Warner Chilcott Corp. 8.75% 2015[3]	38,150	36,815
Select Medical Corp. 7.625% 2015	8,000	7,700
Select Medical Holdings Corp. 9.933% 2015[1,3]	22,500	22,500
Team Health, Inc. 9.00% 2012	14,295	15,224
MedCath Holdings Corp. 9.875% 2012	13,575	14,865
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[3]	13,005	14,110
Health Net, Inc. 9.875% 2011[1]	10,660	12,562
Triad Hospitals, Inc. 7.00% 2012	8,925	9,215
Medical Device Manufacturing, Inc., Series B, 10.00% 2012	7,250	7,902
Universal Hospital Services, Inc., Series B, 10.125% 2011	5,000	5,150
		437,919

INFORMATION TECHNOLOGY — 4.01%
Sanmina-SCI Corp. 10.375% 2010	51,750	57,313
Sanmina-SCI Corp. 6.75% 2013	11,500	10,983
Electronic Data Systems Corp. 7.125% 2009	16,800	18,009
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	41,040	42,104
Celestica Inc. 7.875% 2011	19,695	20,187
Celestica Inc. 7.625% 2013	29,880	29,955
Amkor Technology, Inc. 9.25% 2008	15,620	14,722
Amkor Technology, Inc. 10.50% 2009	9,640	8,242
Amkor Technology, Inc. 7.125% 2011	17,985	15,602
Amkor Technology, Inc. 7.75% 2013	8,675	7,461
Semiconductor Note Participation Trust 10.00% 2011[3]	32,043	31,969
Xerox Corp. 9.75% 2009	2,000	2,250
Xerox Corp. 7.125% 2010	22,000	23,265
Xerox Corp. 7.625% 2013	5,000	5,338
Nortel Networks Ltd. 6.125% 2006	24,575	24,698
SunGard Data Systems Inc. 9.125% 2013[3]	9,025	9,397
SunGard Data Systems Inc. 4.875% 2014	4,500	3,971
SunGard Data Systems Inc. 10.25% 2015[3]	6,000	6,105
Jabil Circuit, Inc. 5.875% 2010	14,750	15,124
Freescale Semiconductor, Inc. 6.875% 2011	9,875	10,418
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	4,000	3,860
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 7.12% 2011[1]	5,175	5,149
Solectron Corp., Series B, 7.375% 2006	8,895	8,984
Iron Mountain Inc. 7.75% 2015	8,410	8,578
Motorola, Inc. 7.50% 2025	2,000	2,415
Motorola, Inc. 5.22% 2097	4,550	3,776
Lucent Technologies Inc. 7.25% 2006	6,000	6,135
Viasystems, Inc. 10.50% 2011	5,000	4,937
Hyundai Semiconductor America, Inc. 8.625% 2007[3]	2,600	2,686
Exodus Communications, Inc. 11.625% 2010[5,7]	3,824	0
		403,633

FINANCIALS — 2.93%
Host Marriott, LP, Series G, 9.25% 2007	1,725	1,826
Host Marriott, LP, Series I, 9.50% 2007	2,050	2,155
Host Marriott, LP, Series M, 7.00% 2012	20,875	21,267
Host Marriott, LP, Series K, 7.125% 2013	17,800	18,267
Host Marriott, LP, Series O, 6.375% 2015	7,120	6,942
LaBranche & Co Inc. 9.50% 2009	25,705	27,376
LaBranche & Co Inc. 11.00% 2012	6,000	6,660
Rouse Co. 3.625% 2009	12,415	11,614
Rouse Co. 7.20% 2012	12,370	13,078
Rouse Co. 5.375% 2013	3,715	3,543
Lazard LLC 7.125% 2015[3]	27,840	27,691
Kazkommerts International BV 8.50% 2013[3]	7,000	7,691
Kazkommerts International BV 8.50% 2013	1,500	1,648
Kazkommerts International BV 7.875% 2014[3]	10,000	10,588
MBNA Corp. 5.625% 2007	10,000	10,203
MBNA Capital A, Series A, 8.278% 2026	7,500	8,059
iStar Financial, Inc. 7.00% 2008	2,375	2,479
iStar Financial, Inc. 8.75% 2008	686	752
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,982
iStar Financial, Inc. 6.00% 2010	9,600	9,865
iStar Financial, Inc., Series B, 5.70% 2014	2,500	2,507
Providian Financial Corp., Series A, 9.525% 2027[3]	15,000	16,425
Crescent Real Estate LP 7.50% 2007	12,320	12,720
Crescent Real Estate Equities LP 9.25% 2009	975	1,042
Fairfax Financial Holdings Ltd. 7.75% 2012	13,960	13,471
TuranAlem Finance BV 7.875% 2010	10,000	10,575
TuranAlem Finance BV 8.50% 2015[3]	2,280	2,425
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	12,180
FelCor Lodging LP 9.00% 2011[1]	11,055	12,078
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,679
Sovereign Capital Trust I 9.00% 2027	5,000	5,409
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	4,500	4,905
Resona Bank, Ltd. 7.191% (undated)[1,3]	1,000	1,037
Korea First Bank 7.267% 2034[1,3]	870	959
		295,098

NON-U.S. GOVERNMENT BONDS & NOTES — 4.65%
Argentina (Republic of) 3.504% 2012[1]	$36,580	29,098
Argentina (Republic of) 6.501% 2033[4,11]	ARS 95,591	36,716
Argentina (Republic of) 0.72% 2038[11]	118,777	18,002
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 4.313% 2012[1]	$ 5,353	5,296
Brazil (Federal Republic of) Global 10.25% 2013	26,500	31,601
Brazil (Federal Republic of) Global 10.50% 2014	3,000	3,639
Brazil (Federal Republic of) Global 8.00% 2018	6,820	7,239
Brazil (Federal Republic of) Global 8.875% 2024	1,895	2,027
Brazil (Federal Republic of) Global 11.00% 2040	27,610	33,884
Russian Federation 8.25% 2010	6,000	6,513
Russian Federation 8.25% 2010[3]	5,000	5,428
Russian Federation 12.75% 2028	8,000	15,080
Russian Federation 5.00%/7.50% 2030[2]	32,365	37,220
Turkey (Republic of) Treasury Bill 0% 2005	TRY15,000	10,958
Turkey (Republic of) Treasury Bill 0% 2006	10,000	6,673
Turkey (Republic of) 20.00% 2007	23,983	19,388
Turkey (Republic of) 15.00% 2010	10,262	8,049
Panama (Republic of) Global 10.75% 2020	$ 415	580
Panama (Republic of) Global 9.375% 2023	18,708	23,712
Panama (Republic of) Global 8.875% 2027	6,500	7,946
Panama (Republic of) 8.125% 2034	3,000	3,420
United Mexican States Government, Series M10, 10.50% 2011	MXP12,320	$ 1,290
United Mexican States Government Eurobonds, Global 7.50% 2012	$1,450	1,631
United Mexican States Government Global 6.375% 2013	6,000	6,399
United Mexican States Government Global 11.375% 2016	6,751	9,975
United Mexican States Government Global 8.125% 2019	1,663	2,021
United Mexican States Government, Series M20, 10.00% 2024	MXP70,000	7,229
United Mexican States Government Global 8.30% 2031	$ 3,020	3,783
United Mexican States Government Global 7.50% 2033	2,285	2,656
Peru (Republic of) 9.125% 2012	4,909	5,915
Peru (Republic of) 9.875% 2015	13,500	17,314
Peru (Republic of) 8.375% 2016	2,500	2,938
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[1]	357	351
Peru (Republic of) 7.35% 2025	500	533
Dominican Republic 9.50% 2011[4]	5,368	5,932
Dominican Republic 9.50% 2011[3,4]	3,279	3,623
Dominican Republic 9.04% 2018[3,4]	8,607	9,597
Dominican Republic 9.04% 2018[4]	4,688	5,227
Dominican Republic 4.375% 2024[1]	500	471
Colombia (Republic of) Global 10.00% 2012	1,500	1,815
Colombia (Republic of) Global 10.75% 2013	8,550	10,786
Colombia (Republic of) Global 11.75% 2020	4,000	5,584
Colombia (Republic of) Global 10.375% 2033	700	917
Venezuela (Republic of) 10.75% 2013	6,000	7,500
Venezuela (Republic of) 9.25% 2027	4,630	5,489
Venezuela (Republic of) 9.375% 2034	3,000	3,559
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[3]	4,000	5,290
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	5,290
State of Qatar 9.75% 2030	3,500	5,390
Ecuador (Republic of) 9.00% 2030[1]	5,550	5,264
Guatemala (Republic of) 10.25% 2011[3]	1,000	1,226
Guatemala (Republic of) 10.25% 2011	1,000	1,226
Guatemala (Republic of) 9.25% 2013[3]	1,500	1,802
Banque Centrale de Tunisie 7.375% 2012	3,500	3,972
El Salvador (Republic of) 7.75% 2023[3]	2,775	3,115
Lebanon (Republic of) 11.625% 2016	195	230
Jamaican Government 9.00% 2015	150	156
		467,965

U.S. TREASURY BONDS & NOTES — 0.55%
U.S. Treasury 5.75% 2005[12]	14,000	14,035
U.S. Treasury 3.25% 2007[12]	5,000	4,919
U.S. Treasury 6.625% 2007[12]	25,000	25,971
U.S. Treasury 4.75% 2008[12]	10,000	10,162
		55,087

MUNICIPALS — 0.34%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	24,325	26,022
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	4,500	4,694
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	3,110	3,151
		33,867

ASSET-BACKED OBLIGATIONS[9]— 0.22%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	16,500	17,269
Mediterranean Re PLC, Class B, 9.652% 2005[1,3]	5,000	5,035
		22,304

Total bonds & notes (cost: $8,837,898,000)		9,021,778

	Shares or	Market value
Convertible securities — 2.63%	principal amount	(000)

CONSUMER DISCRETIONARY — 1.16%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€42,233,000	$ 51,530
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009	$ 8,825,000	8,670
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$35,000,000	24,192
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	1,000,000	23,900
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	160,600	5,854
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,4,7]	300	3,028
		117,174

INFORMATION TECHNOLOGY — 0.72%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$17,850,000	17,672
Micron Technology, Inc. 2.50% convertible notes 2010	$ 5,000,000	5,888
Micron Technology, Inc. 2.50% convertible notes 2010[3]	$ 8,000,000	9,420
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$14,700,000	14,259
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$12,000,000	11,610
Amkor Technology, Inc. 5.75% convertible notes 2006	$11,012,200	10,530
LSI Logic Corp. 4.00% convertible notes 2006	$ 3,000,000	2,996
		72,375

TELECOMMUNICATION SERVICES — 0.26%
American Tower Corp. 5.00% convertible debentures 2010	$25,925,000	25,893

UTILITIES — 0.21%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,402

INDUSTRIALS — 0.17%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	180,000	16,807

FINANCIALS — 0.11%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	200,000	10,248
Crescent Real Estate Equities Co., Series A, 6.75% convertible preferred	37,200	824
		11,072

Total convertible securities (cost: $219,305,000)		264,723

Warrants — 0.12%	Shares

TELECOMMUNICATION SERVICES — 0.12%
American Tower Corp., warrants, expire 2008[3,13]	38,250	12,661
XO Communications, Inc., Series A, warrants, expire 2010[13]	37,767	13
XO Communications, Inc., Series B, warrants, expire 2010[13]	28,325	8
XO Communications, Inc., Series C, warrants, expire 2010[13]	28,325	7
KMC Telecom Holdings, Inc., warrants, expire 2008[3,7,13]	22,500	0
GT Group Telecom Inc., warrants, expire 2010[3,7,13]	11,000	0
Allegiance Telecom, Inc., warrants, expire 2008[3,7,13]	5,000	0

Total warrants (cost: $1,126,000)		12,689

		Market value
Preferred stocks — 1.98%	Shares	(000)

FINANCIALS — 1.95%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	52,248,000	$ 58,327
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	30,925,000	33,682
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	1,125,000	30,832
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[3]	546,648	14,162
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	28,963,000	32,583
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	13,297,000	14,683
Fannie Mae, Series O, 7.00% preferred[3]	150,000	8,259
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred	55,994	3,167
		195,695

CONSUMER DISCRETIONARY — 0.03%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033	312,210	2,919
Adelphia Communications Corp., Series B, 13.00% preferred 2009[13]	36,196	16
		2,935

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	460

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[7,13,14]	1,868	0

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc. 14.00% preferred 2009[4,7,13]	40	0

Total preferred stocks (cost: $169,497,000)		199,090

Common stocks — 0.96%

TELECOMMUNICATION SERVICES — 0.59%
Dobson Communications Corp., Class A3,13	3,435,685	26,386
Sprint Nextel Corp.	777,508	18,489
SBC Communications Inc.	500,000	11,985
VersaTel Telecom International NV13	779,280	2,061
Cincinnati Bell Inc.[13]	70,740	312
XO Communications, Inc.[13]	18,882	48
		59,281

INFORMATION TECHNOLOGY — 0.15%
Fairchild Semiconductor International, Inc.[13]	500,000	7,430
Amkor Technology, Inc.[13]	1,200,000	5,256
ZiLOG, Inc.[13,14]	1,140,500	3,022
		15,708

CONSUMER DISCRETIONARY — 0.09%
Emmis Communications Corp., Class A13	201,000	4,440
Viacom Inc., Class B, nonvoting	63,225	2,087
Clear Channel Communications, Inc.	51,012	1,678
Radio One, Inc., Class D, nonvoting[13]	44,000	579
Radio One, Inc., Class A13	22,000	289
		9,073

FINANCIALS — 0.09%
Equity Office Properties Trust	150,000	4,907
Federal Realty Investment Trust	60,448	3,683
		8,590

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[3,7,13]	3,064,647	$ 3,065
Delta Air Lines, Inc.[3,13]	766,165	574
		3,639

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,13,14]	576,849	289

Total common stocks (cost: $114,385,000)		96,580

	Principal amount
Short-term securities — 3.28%	(000)

Procter & Gamble Co. 3.69% due 10/24/2005[3]	$74,000	73,818
Procter & Gamble Co. 3.57% due 10/11/2005[3]	21,600	21,576
DuPont (E.I.) de Nemours & Co. 3.55% due 10/18/2005	40,000	39,929
Ranger Funding Co. LLC 3.75% due 10/19/2005[3]	31,200	31,138
U.S. Treasury Bills 3.44% due 12/1/2005[12]	30,600	30,435
Variable Funding Capital Corp. 3.73% due 10/17/2005[3]	16,200	16,171
Variable Funding Capital Corp. 3.57% due 10/3/2005[3]	14,000	13,996
Freddie Mac 3.63% due 11/22/2005[12]	26,100	25,958
Coca-Cola Co. 3.48%-3.53% due 10/4/2005	22,623	22,614
CAFCO, LLC 3.69% due 10/19/2005[3]	18,100	18,065
Pfizer Inc 3.71% due 11/17/2005[3,12]	16,200	16,123
Clipper Receivables Co., LLC 3.65% due 11/14/2005[3,12]	10,300	10,252
General Electric Capital Corp. 3.85% due 10/3/2005	9,700	9,697

Total short-term securities (cost: $329,756,000)		329,772

Total investment securities (cost: $9,671,967,000)		9,924,632
Other assets less liabilities		137,789

Net assets		$10,062,421

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,739,799,000, which represented 17.29% of the net assets of the fund.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Company not making scheduled interest payments; bankruptcy proceedings pending.
6Company did not make principal payment upon scheduled maturity date; reorganization pending.
7Valued under fair value procedures adopted by authority of the Board of Trustees.
8Scheduled interest payments not made; reorganization pending.
9Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
10This unit also contains 895,000 par of Drax Holdings Ltd., Class A-3, 9.673% 2020 and 895,000 shares of Drax Holdings Ltd. common stock.
11Index-linked bond whose principal amount moves with a government retail price index.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
13Security did not produce income during the last 12 months.
14 Represents an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements

Statement of assets and liabilities (dollars and shares in thousands, except per-share amounts)
at September 30, 2005

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $9,649,514)		$9,921,321
Affiliated issuers (cost: $22,453)		3,311	$9,924,632
Cash			7,686
Receivables for:
Sales of investments		6,749
Sales of fund's shares		25,845
Open forward currency contracts		1,988
Closed forward currency contracts		270
Dividends and interest		189,001	223,853
			10,156,171
Liabilities:
Payables for:
Purchases of investments		69,373
Repurchases of fund's shares		12,699
Dividends on fund's shares		4,013
Open forward currency contracts		19
Investment advisory services		2,505
Services provided by affiliates		3,903
Deferred Trustees' compensation		110
Other fees and expenses		1,128	93,750
Net assets at September 30, 2005			$10,062,421

Net assets consist of:
Capital paid in on shares of beneficial interest			$10,012,473
Undistributed net investment income			49,132
Accumulated net realized loss			(253,350)
Net unrealized appreciation			254,166
Net assets at September 30, 2005			$10,062,421

Shares of beneficial interest issued and outstanding - unlimited shares authorized (819,826 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share (1)

Class A	$7,447,841	606,805	$12.27
Class B	771,089	62,824	12.27
Class C	803,719	65,482	12.27
Class F	636,539	51,861	12.27
Class 529-A	66,498	5,418	12.27
Class 529-B	15,265	1,244	12.27
Class 529-C	31,979	2,605	12.27
Class 529-E	4,092	333	12.27
Class 529-F	2,795	228	12.27
Class R-1	6,000	489	12.27
Class R-2	74,499	6,070	12.27
Class R-3	96,948	7,899	12.27
Class R-4	42,427	3,457	12.27
Class R-5	62,730	5,111	12.27

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $12.75 for each.

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2005 (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. withholding tax of $530; also includes $3,733 from affiliates)	$757,657
Dividends	12,011	$769,668

Fees and expenses:(1)
Investment advisory services	32,867
Distribution services	36,154
Transfer agent services	6,937
Administrative services	3,461
Reports to shareholders	358
Registration statement and prospectus	404
Postage, stationery and supplies	811
Trustees' compensation	62
Auditing and legal	110
Custodian	290
State and local taxes	118
Other	81
Total fees and expenses before reimbursements/waivers	81,653
Less reimbursement/waiver of fees and expenses:
Investment advisory services	2,473
Administrative services	268
Total fees and expenses after reimbursements/waivers		78,912
Net investment income		690,756

Net realized gain and unrealized depreciation on investments and non-U.S. currency:
Net realized gain on:
Investments (including $44,540 net gain from affiliates)	232,078
Non-U.S. currency transactions	5,145	237,223
Net unrealized (depreciation) appreciation on:
Investments	(234,827)
Non-U.S. currency translations	2,319	(232,508)
Net realized gain and unrealized depreciation on investments and non-U.S. currency		4,715
Net increase in net assets resulting from operations		$695,471

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets (dollars in thousands)

	Year ended September 30
	2005	2004
Operations:
Net investment income	$690,756	$638,825
Net realized gain on investments and
non-U.S. currency transactions	237,223	75,234
Net unrealized (depreciation) appreciation
on investments and non-U.S. currency translations	(232,508)	164,287
Net increase in net assets
resulting from operations	695,471	878,346

Dividends paid or accrued to shareholders from net investment income	(694,615)	(614,168)

Capital share transactions	664,719	751,870

Total increase in net assets	665,575	1,016,048

Net assets:
Beginning of year	9,396,846	8,380,798
End of year (including undistributed
net investment income: $49,132 and $25,548, respectively)	$10,062,421	$9,396,846

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica®  savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F and 529-F	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended September 30, 2005, non-U.S. withholding taxes paid on realized and unrealized gains were $313,000. In addition, as of September 30, 2005, the liability for non-U.S. taxes based on realized and unrealized gains was $211,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of September 30, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $9,684,233,000.

During the year ended September 30, 2005, the fund reclassified $27,443,000 to undistributed net investment income and $16,000 to capital paid in on shares of beneficial interest from undistributed net realized gain to align financial reporting with tax reporting.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$60,277
Short-term capital loss deferrals	(245,387)
Gross unrealized appreciation on investment securities	531,855
Gross unrealized depreciation on investment securities	(291,456)
Net unrealized appreciation on investment securities	240,399

Undistributed net investment income and currency gains above include currency losses of $874,000 that were realized during the period November 1, 2003, through September 30, 2004. Short-term capital loss deferrals above include a capital loss carryforward of $245,387,000 expiring in 2011. These numbers reflect the utilization of a capital loss carryforward of $215,871,000 during the year ended September 30, 2005. The remaining capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended September 30, 2005, the fund realized, on a tax basis, a net capital gain of $215,871,000.

Ordinary income distributions paid or accrued to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

	Year ended September 30
Share class	2005	2004
Class A	$523,835	$464,208
Class B	51,233	48,283
Class C	52,182	50,116
Class F	42,973	36,395
Class 529-A	4,127	2,700
Class 529-B	879	603
Class 529-C	1,818	1,260
Class 529-E	240	150
Class 529-F	176	106
Class R-1	301	146
Class R-2	3,992	1,818
Class R-3	5,166	2,365
Class R-4	2,449	1,061
Class R-5	5,244	4,957
Total	$694,615	$614,168

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended September 30, 2005, total investment advisory services fees waived by CRMC were $2,473,000. As a result, the fee shown on the accompanying financial statements of $32,867,000, which was equivalent to an annualized rate of 0.334%, was reduced to $30,394,000, or 0.309% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2005, the total administrative services fees paid by CRMC were $3,000, $263,000 and $2,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended September 30, 2005, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$17,033	$6,189	Not applicable	Not applicable	Not applicable
Class B	7,954	748	Not applicable	Not applicable	Not applicable
Class C	8,128	Included in administrative services	$1,141	$194	Not applicable
Class F	1,509		810	155	Not applicable
Class 529-A	100		75	10	$58
Class 529-B	140		18	8	14
Class 529-C	290		37	13	29
Class 529-E	17		5	1	4
Class 529-F	3		3	-*	2
Class R-1	48		7	5	Not applicable
Class R-2	471		94	431	Not applicable
Class R-3	383		112	104	Not applicable
Class R-4	78		50	7	Not applicable
Class R-5	Not applicable		71	3	Not applicable
Total	$36,154	$6,937	$2,423	$931	$107

* Amount less than one thousand.

Deferred Trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $62,000, shown on the accompanying financial statements, includes $46,000 in current fees (either paid in cash or deferred) and a net increase of $16,000 in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2005
Class A	$1,717,183	138,578	$406,479	32,844	$(1,596,907)	(129,264)	$526,755	42,158
Class B	98,256	7,936	34,967	2,824	(157,417)	(12,748)	(24,194)	(1,988)
Class C	192,388	15,519	36,227	2,926	(236,808)	(19,190)	(8,193)	(745)
Class F	313,820	25,362	31,571	2,550	(286,463)	(23,196)	58,928	4,716
Class 529-A	21,884	1,765	4,106	332	(6,883)	(557)	19,107	1,540
Class 529-B	2,891	233	876	71	(802)	(64)	2,965	240
Class 529-C	9,408	759	1,809	146	(4,153)	(336)	7,064	569
Class 529-E	1,309	106	239	19	(317)	(26)	1,231	99
Class 529-F	944	76	174	14	(378)	(30)	740	60
Class R-1	3,243	261	298	24	(868)	(70)	2,673	215
Class R-2	45,263	3,652	3,965	321	(18,208)	(1,476)	31,020	2,497
Class R-3	81,319	6,577	5,107	413	(47,837)	(3,844)	38,589	3,146
Class R-4	35,411	2,847	2,410	195	(18,452)	(1,500)	19,369	1,542
Class R-5	20,105	1,623	3,958	320	(35,398)	(2,867)	(11,335)	(924)

Total net increase (decrease)	$2,543,424	205,294	$532,186	42,999	$(2,410,891)	(195,168)	$664,719	53,125

Year ended September 30, 2004
Class A	$1,862,662	152,602	$359,214	29,474	$(1,731,964)	(142,224)	$489,912	39,852
Class B	167,188	13,713	33,715	2,766	(165,278)	(13,595)	35,625	2,884
Class C	272,859	22,356	35,669	2,926	(292,482)	(24,036)	16,046	1,246
Class F	376,997	30,929	26,986	2,214	(312,222)	(25,587)	91,761	7,556
Class 529-A	20,309	1,663	2,696	221	(4,860)	(398)	18,145	1,486
Class 529-B	4,872	399	601	49	(630)	(52)	4,843	396
Class 529-C	10,770	882	1,253	103	(3,804)	(312)	8,219	673
Class 529-E	1,398	115	149	12	(274)	(23)	1,273	104
Class 529-F	1,069	88	105	9	(168)	(14)	1,006	83
Class R-1	2,961	244	144	12	(901)	(74)	2,204	182
Class R-2	37,305	3,059	1,799	148	(10,667)	(875)	28,437	2,332
Class R-3	53,552	4,384	2,343	193	(12,081)	(993)	43,814	3,584
Class R-4	18,450	1,510	1,056	87	(5,080)	(418)	14,426	1,179
Class R-5	30,926	2,547	3,159	259	(37,926)	(3,102)	(3,841)	(296)

Total net increase (decrease)	$2,861,318	234,491	$468,889	38,473	$(2,578,337)	(211,703)	$751,870	61,261

(1) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of September 30, 2005, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (dollars in thousands):

U.S. valuations at September 30, 2005
Non-U.S. currency contracts	Contract amount			Unrealized
			Amount	appreciation
	Non-U.S.	U.S.
Sales:
Euros expiring 10/5/2005 to 5/10/2006	€76,609	$94,427	$92,458	$1,969

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,224,542,000 and $3,658,377,000, respectively, during the year ended September 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2005, the custodian fee of $290,000, shown on the accompanying financial statements, includes $281,000 that was offset by this reduction, rather than paid in cash.

CollegeAmerica is a registered trademark of and sponsored by the Virginia College Savings Plan.SM

Financial highlights (1)

	Income (loss) from investment operations(2)

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/waivers	Ratio of expenses to average net assets after reimbursements/waivers (4)	Ratio of net income to average net assets

Class A:
Year ended 9/30/2005	$12.26	$.89	$.01	$.90	$(.89)	$12.27	7.54%	$7,448.68%		.65%	7.17%
Year ended 9/30/2004	11.88	.87	.35	1.22	(.84)	12.26	10.57	6,920.67		.67	7.19
Year ended 9/30/2003	9.62	.93	2.25	3.18	(.92)	11.88	34.30	6,235.75		.75	8.49
Year ended 9/30/2002	11.27	1.08	(1.65)	(.57)	(1.08)	9.62	(5.88)	3,327.88		.88	9.99
Year ended 9/30/2001	12.93	1.20	(1.61)	(.41)	(1.25)	11.27	(3.44)	2,936.83		.83	9.75
Class B:
Year ended 9/30/2005	12.26	.80	.01	.81	(.80)	12.27	6.72	771	1.45	1.43	6.39
Year ended 9/30/2004	11.88	.78	.35	1.13	(.75)	12.26	9.71	794	1.46	1.46	6.40
Year ended 9/30/2003	9.62	.84	2.25	3.09	(.83)	11.88	33.28	736	1.51	1.51	7.63
Year ended 9/30/2002	11.27	1.00	(1.65)	(.65)	(1.00)	9.62	(6.57)	294	1.59	1.59	9.28
Year ended 9/30/2001	12.93	1.10	(1.61)	(.51)	(1.15)	11.27	(4.17)	123	1.57	1.57	8.75
Class C:
Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	12.27	6.65	804	1.51	1.49	6.32
Year ended 9/30/2004	11.88	.77	.35	1.12	(.74)	12.26	9.62	812	1.54	1.54	6.31
Year ended 9/30/2003	9.62	.83	2.25	3.08	(.82)	11.88	33.17	772	1.60	1.60	7.49
Year ended 9/30/2002	11.27	.99	(1.65)	(.66)	(.99)	9.62	(6.65)	262	1.67	1.67	9.21
Period from 3/15/2001 to 9/30/2001	12.48	.53	(1.15)	(.62)	(.59)	11.27	(5.11)	44	1.7 0(5)	1.7 0(5)	8.54 (5)
Class F:
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	12.27	7.45	637.76		.74	7.07
Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	12.26	10.44	578.79		.78	7.05
Year ended 9/30/2003	9.62	.92	2.25	3.17	(.91)	11.88	34.17	470.84		.84	8.26
Year ended 9/30/2002	11.27	1.07	(1.65)	(.58)	(1.07)	9.62	(5.95)	156.93		.93	9.95
Period from 3/15/2001 to 9/30/2001	12.48	.57	(1.15)	(.58)	(.63)	11.27	(4.86)	32	.93 (5)	.93 (5)	9.32 (5)
Class 529-A:
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	12.27	7.44	66.77		.75	7.09
Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	12.26	10.48	48.76		.76	7.12
Year ended 9/30/2003	9.62	.92	2.25	3.17	(.91)	11.88	34.17	28.77		.77	8.36
Period from 2/19/2002 to 9/30/2002	11.37	.65	(1.76)	(1.11)	(.64)	9.62	(10.11)	7	1.07 (5)	1.07 (5)	10.4 0(5)
Class 529-B:
Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	12.27	6.52	15	1.64	1.61	6.22
Year ended 9/30/2004	11.88	.75	.35	1.10	(.72)	12.26	9.47	12	1.67	1.67	6.20
Year ended 9/30/2003	9.62	.82	2.25	3.07	(.81)	11.88	33.01	7	1.73	1.73	7.36
Period from 2/25/2002 to 9/30/2002	11.23	.59	(1.63)	(1.04)	(.57)	9.62	(9.54)	2	1.82 (5)	1.82 (5)	9.67 (5)
Class 529-C:
Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	12.27	6.53	32	1.63	1.60	6.23
Year ended 9/30/2004	11.88	.75	.35	1.10	(.72)	12.26	9.49	25	1.66	1.66	6.21
Year ended 9/30/2003	9.62	.82	2.25	3.07	(.81)	11.88	33.03	16	1.71	1.71	7.43
Period from 2/19/2002 to 9/30/2002	11.37	.60	(1.76)	(1.16)	(.59)	9.62	(10.52)	4	1.8 0(5)	1.80 (5)	9.65 (5)
Class 529-E:
Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	12.27	7.09	4	1.10	1.07	6.77
Year ended 9/30/2004	11.88	.82	.35	1.17	(.79)	12.26	10.06	3	1.13	1.13	6.75
Year ended 9/30/2003	9.62	.88	2.25	3.13	(.87)	11.88	33.73	2	1.18	1.18	7.94
Period from 3/15/2002 to 9/30/2002	11.57	.57	(1.96)	(1.39)	(.56)	9.62	(12.29)	- (6)	1.27 (5)	1.27 (5)	10.45 (5)
Class 529-F:
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	12.27	7.45	3.75		.72	7.13
Year ended 9/30/2004	11.88	.85	.35	1.20	(.82)	12.26	10.34	2.88		.88	6.99
Year ended 9/30/2003	9.62	.91	2.25	3.16	(.90)	11.88	34.06	1.92		.92	7.96
Period from 9/16/2002 to 9/30/2002	9.88	.08	(.30)	(.22)	(.04)	9.62	(2.23)	-(6)	.05	.05	.77
Class R-1:
Year ended 9/30/2005	$12.26	$.78	$.01	$.79	$(.78)	$12.27	6.61%	$6	1.61%	1.52%	6.35%
Year ended 9/30/2004	11.88	.76	.35	1.11	(.73)	12.26	9.59	3	1.68	1.56	6.32
Year ended 9/30/2003	9.62	.83	2.25	3.08	(.82)	11.88	33.16	1	2.01	1.60	7.20
Period from 7/11/2002 to 9/30/2002	10.00	.23	(.40)	(.17)	(.21)	9.62	(1.70)	-(5)	2.07	.38	2.32
Class R-2:
Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	12.27	6.64	74	1.94	1.49	6.36
Year ended 9/30/2004	11.88	.77	.35	1.12	(.74)	12.26	9.63	44	2.10	1.53	6.36
Year ended 9/30/2003	9.62	.84	2.25	3.09	(.83)	11.88	33.21	15	2.31	1.57	7.34
Period from 6/18/2002 to 9/30/2002	10.76	.31	(1.18)	(.87)	(.27)	9.62	(8.05)	-(5)	.85	.48	3.17
Class R-3:
Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	12.27	7.06	97	1.13	1.10	6.74
Year ended 9/30/2004	11.88	.82	.35	1.17	(.79)	12.26	10.05	58	1.15	1.14	6.76
Year ended 9/30/2003	9.62	.88	2.25	3.13	(.87)	11.88	33.71	14	1.28	1.18	7.74
Period from 6/21/2002 to 9/30/2002	10.60	.31	(1.01)	(.70)	(.28)	9.62	(6.63)	1.51		.36	3.21
Class R-4:
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	12.27	7.46	42.75		.72	7.14
Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	12.26	10.45	24.79		.78	7.11
Year ended 9/30/2003	9.62	.92	2.25	3.17	(.91)	11.88	34.17	9.86		.83	8.13
Period from 7/19/2002 to 9/30/2002	9.97	.22	(.38)	(.16)	(.19)	9.62	(1.58)	-(5)	9.55	.14	2.25
Class R-5:
Year ended 9/30/2005	12.26	.92	.01	.93	(.92)	12.27	7.78	63.46		.43	7.37
Year ended 9/30/2004	11.88	.90	.35	1.25	(.87)	12.26	10.80	74.47		.47	7.39
Year ended 9/30/2003	9.62	.95	2.25	3.20	(.94)	11.88	34.61	75.52		.52	8.77
Period from 5/15/2002 to 9/30/2002	11.30	.42	(1.70)	(1.28)	(.40)	9.62	(11.41)	42.23		.23	4.25

	Year ended September 30
	2005	2004	2003	2002	2001
Portfolio turnover rate for all classes of shares	39%	39%	41%	34%	44%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
American High-Income Trust

We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the “Fund”), including the investment portfolio, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Costa Mesa, California
November 9, 2005

Tax information                                                             unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund’s fiscal year ended September 30, 2005.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $4,307,000 of the dividends received as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $4,738,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $3,654,000 as interest derived on direct U.S. government obligations.

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2006, to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their tax advisers.


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

American
High-Income Trust/SM/

RETIREMENT PLAN
PROSPECTUS

 December 1, 2005

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
12    Purchase, exchange and sale of shares
15    Sales charges
17    Sales charge reductions
18    Rollovers from retirement plans to IRAs
19    Plans of distribution
20    Other compensation to dealers
21    Distributions and taxes
22    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page was intentionally left blank.]


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value.
Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1995            20.68%
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
2003            28.87
2004             9.75

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                            10.04%  (quarter ended December 31, 2002)
LOWEST                             -9.06%  (quarter ended June 30, 2002)

The fund's total return for the nine months ended September 30, 2005, was 2.60%.

                                       2

American High-Income Trust / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88     5.64%    6.41%    8.67%        9.22%

                                   1 YEAR   LIFETIME/1/

 CLASS R-1 -- FIRST SOLD 7/11/02   8.77%      17.82%
                                   ---------------------
 CLASS R-2 -- FIRST SOLD 6/18/02   8.81       14.33
                                   ---------------------
 CLASS R-3 -- FIRST SOLD 6/21/02   9.23       15.46
                                   ---------------------
 CLASS R-4 -- FIRST SOLD 7/19/02   9.63       18.88
                                   ---------------------
 CLASS R-5 -- FIRST SOLD 5/15/02   9.97       13.20

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Credit Suisse First Boston High       11.95%   8.17%    8.62%        9.37%
  Yield Bond Index/2/
 Lipper High Current Yield Bond Funds  10.34    3.99     6.69         7.48
  Index/3/
 Citigroup Broad Investment-Grade       4.48    7.73     7.74         7.91
  (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A 30-day yield at September 30, 2005: 6.27%/5/
 (For current yield information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Credit Suisse First Boston High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Current Yield Bond Funds Index is comprised of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Reflects a fee waiver (6.24% without the waiver) as described in the Annual
  Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                        American High-Income Trust / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees                    0.33%   0.33%  0.33%  0.33%  0.33%   0.33%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.23    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.12    0.28   0.86   0.30   0.19    0.13
-------------------------------------------------------------------------------
 Total annual fund operating        0.68    1.61   1.94   1.13   0.75    0.46
 expenses/2/
-------------------------------------------------------------------------------

1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and
  .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are up to 1.00% of the class' average net assets annually.
2 The fund's investment adviser began waiving 5% of its management fees on
  September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.

                                       4

American High-Income Trust / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.

           PAYMENTS TO AFFILIATED ENTITIES    PAYMENTS TO UNAFFILIATED ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 Class A*                       $442    $584    $  739     $1,190
-------------------------------------------------------------------
 Class R-1                       164     508       876      1,911
-------------------------------------------------------------------
 Class R-2                       197     609     1,047      2,264
-------------------------------------------------------------------
 Class R-3                       115     359       622      1,375
-------------------------------------------------------------------
 Class R-4                        77     240       417        930
-------------------------------------------------------------------
 Class R-5                        47     148       258        579
-------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                        American High-Income Trust / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.
The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings will vary and depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       6

American High-Income Trust / Prospectus


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                        American High-Income Trust / Prospectus

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88     9.75%    7.23%    9.09%        9.47%

---------------------------------------------------------------------------

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 7/11/02   8.77%      17.82%
 CLASS R-2 -- FIRST SOLD 6/18/02   8.81       14.33
 CLASS R-3 -- FIRST SOLD 6/21/02   9.23       15.46
 CLASS R-4 -- FIRST SOLD 7/19/02   9.63       18.88
 CLASS R-5 -- FIRST SOLD 5/15/02   9.97       13.20
--------------------------------------------------------

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High   11.95%    8.17%      8.62%        9.37%
  Yield Bond Index/2/
 Lipper High Current Yield Bond    10.34     3.99       6.69         7.48
  Funds Index/3/
 Citigroup Broad Investment-Grade   4.48     7.73       7.74         7.91
  (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 7.03%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Credit Suisse First Boston High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Current Yield Bond Funds Index is comprised of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                       8

American High-Income Trust / Prospectus


HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2005

[begin pie chart]

Non-U.S. corporate bonds & notes                14.2%
Non-U.S. government bonds & notes                4.7%
Convertible securities                           2.6%
Preferred stocks                                 2.0%
Common stocks & warrants                         1.1%
U.S. government bonds & notes                    0.5%
U.S. corporate bonds & notes                    69.7%
Other                                            0.6%
Cash & equivalents                               4.6%

[end pie chart]

HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2005
See the appendix for a description of quality ratings.

[begin pie chart]

U.S. government obligations*                     0.5%
Aa/AA                                            0.1
A/A                                              1.3
Baa/BBB                                          8.4
Ba/BB                                           29.0
B/B                                             43.9
Caa/CCC                                         10.5
Ca/CC or lower                                   0.6
Common stocks & warrants                         1.1
Cash & equivalents                               4.6

[end pie chart]

* These securities are guaranteed by the full faith credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                        American High-Income Trust / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's
Board of Trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

                                       10

American High-Income Trust / Prospectus


A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to the limits provided by a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for American High-Income Trust are:

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE       8 years      Senior Vice President   Serves as a bond
 Vice Chairman of the                  and Director, Capital   portfolio counselor
 Board                                 Research and
                                       Management Company

                                       Investment
                                       professional for 54
                                       years in total; 38
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------
 DAVID C. BARCLAY         16 years     Senior Vice             Serves as a bond
 President and                         President, Capital      portfolio counselor
 Trustee                               Research and
                                       Management Company

                                       Investment
                                       professional for 24
                                       years in total; 18
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------
 SUSAN M. TOLSON          12 years     Senior Vice             Serves as a bond
 Senior Vice President                 President, Capital      portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 17
                                       years in total; 16
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       11

                                        American High-Income Trust / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES
Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans, such as
CollegeAmerica./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the
Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       12

American High-Income Trust / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

                                       13

                                        American High-Income Trust / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       14

American High-Income Trust / Prospectus


Sales charges

CLASS A SHARES
The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES
The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       15

                                        American High-Income Trust / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       16

American High-Income Trust / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American
 Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement
 Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

                                       17

                                        American High-Income Trust / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON
THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE
STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for non-retirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following three requirements:

  -- the retirement plan from which assets are being rolled over is part of an
     American Funds proprietary retirement plan program (such as PlanPremier,
     Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company; and

  -- the plan's assets were invested in American Funds at the time of distribution; and

  -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       18

American High-Income Trust / Prospectus


Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       19

                                        American High-Income Trust / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       20

American High-Income Trust / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       21

                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                    Net
                                                               gains (losses)
                                     Net asset                 on securities                  Dividends
                                      value,        Net        (both realized    Total from   (from net     Net asset
                                     beginning   investment         and          investment   investment  value, end of
                                     of period     income       unrealized)      operations    income)       period
-------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2005                 $12.26       $ .89          $  .01          $  .90       $ (.89)       $12.27
 Year ended 9/30/2004                  11.88         .87             .35            1.22         (.84)        12.26
 Year ended 9/30/2003                   9.62         .93            2.25            3.18         (.92)        11.88
 Year ended 9/30/2002                  11.27        1.08           (1.65)           (.57)       (1.08)         9.62
 Year ended 9/30/2001                  12.93        1.20           (1.61)           (.41)       (1.25)        11.27
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2005                  12.26         .78             .01             .79         (.78)        12.27
 Year ended 9/30/2004                  11.88         .76             .35            1.11         (.73)        12.26
 Year ended 9/30/2003                   9.62         .83            2.25            3.08         (.82)        11.88
 Period from 7/11/2002 to 9/30/2002    10.00         .23            (.40)           (.17)        (.21)         9.62
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2005                  12.26         .79             .01             .80         (.79)        12.27
 Year ended 9/30/2004                  11.88         .77             .35            1.12         (.74)        12.26
 Year ended 9/30/2003                   9.62         .84            2.25            3.09         (.83)        11.88
 Period from 6/18/2002 to 9/30/2002    10.76         .31           (1.18)           (.87)        (.27)         9.62
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2005                  12.26         .84             .01             .85         (.84)        12.27
 Year ended 9/30/2004                  11.88         .82             .35            1.17         (.79)        12.26
 Year ended 9/30/2003                   9.62         .88            2.25            3.13         (.87)        11.88
 Period from 6/21/2002 to 9/30/2002    10.60         .31           (1.01)           (.70)        (.28)         9.62
-------------------------------------------------------------------------------------------------------------------------

                                                                  Ratio of         Ratio of
                                                                  expenses         expenses
                                                                 to average       to average
                                                 Net assets,     net assets       net assets      Ratio of net
                                                   end of          before            after           income
                                       Total       period      reimbursements/  reimbursements/    to average
                                     return/3/  (in millions)      waivers        waivers/4/       net assets
---------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2005                   7.54%      $7,448            .68%             .65%           7.17%
 Year ended 9/30/2004                  10.57        6,920            .67              .67            7.19
 Year ended 9/30/2003                  34.30        6,235            .75              .75            8.49
 Year ended 9/30/2002                  (5.88)       3,327            .88              .88            9.99
 Year ended 9/30/2001                  (3.44)       2,936            .83              .83            9.75
---------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2005                   6.61            6           1.61             1.52            6.35
 Year ended 9/30/2004                   9.59            3           1.68             1.56            6.32
 Year ended 9/30/2003                  33.16            1           2.01             1.60            7.20
 Period from 7/11/2002 to 9/30/2002    (1.70)          --/5/        2.07              .38            2.32
---------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2005                   6.64           74           1.94             1.49            6.36
 Year ended 9/30/2004                   9.63           44           2.10             1.53            6.36
 Year ended 9/30/2003                  33.21           15           2.31             1.57            7.34
 Period from 6/18/2002 to 9/30/2002    (8.05)          --/5/         .85              .48            3.17
---------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2005                   7.06           97           1.13             1.10            6.74
 Year ended 9/30/2004                  10.05           58           1.15             1.14            6.76
 Year ended 9/30/2003                  33.71           14           1.28             1.18            7.74
 Period from 6/21/2002 to 9/30/2002    (6.63)           1            .51              .36            3.21
---------------------------------------------------------------------------------------------------------------

                                       22

American High-Income Trust / Prospectus


                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                    Net
                                                               gains (losses)
                                     Net asset                 on securities                  Dividends
                                      value,        Net        (both realized    Total from   (from net     Net asset
                                     beginning   investment         and          investment   investment  value, end of
                                     of period     income       unrealized)      operations    income)       period
-------------------------------------------------------------------------------------------------------------------------

 CLASS R-4:
 Year ended 9/30/2005                 $12.26       $ .88          $  .01          $  .89       $ (.88)       $12.27
 Year ended 9/30/2004                  11.88         .86             .35            1.21         (.83)        12.26
 Year ended 9/30/2003                   9.62         .92            2.25            3.17         (.91)        11.88
 Period from 7/19/2002 to 9/30/2002     9.97         .22            (.38)           (.16)        (.19)         9.62
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2005                  12.26         .92             .01             .93         (.92)        12.27
 Year ended 9/30/2004                  11.88         .90             .35            1.25         (.87)        12.26
 Year ended 9/30/2003                   9.62         .95            2.25            3.20         (.94)        11.88
 Period from 5/15/2002 to 9/30/2002    11.30         .42           (1.70)          (1.28)        (.40)         9.62
-------------------------------------------------------------------------------------------------------------------------

                                                                  Ratio of         Ratio of
                                                                  expenses         expenses
                                                                 to average       to average
                                                 Net assets,     net assets       net assets      Ratio of net
                                                   end of          before            after           income
                                       Total       period      reimbursements/  reimbursements/    to average
                                     return/3/  (in millions)      waivers        waivers/4/       net assets
---------------------------------------------------------------------------------------------------------------

 CLASS R-4:
 Year ended 9/30/2005                   7.46%      $   42            .75%             .72%           7.14%
 Year ended 9/30/2004                  10.45           24            .79              .78            7.11
 Year ended 9/30/2003                  34.17            9            .86              .83            8.13
 Period from 7/19/2002 to 9/30/2002    (1.58)          --/5/        9.55              .14            2.25
---------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2005                   7.78           63            .46              .43            7.37
 Year ended 9/30/2004                  10.80           74            .47              .47            7.39
 Year ended 9/30/2003                  34.61           75            .52              .52            8.77
 Period from 5/15/2002 to 9/30/2002   (11.41)          42            .23              .23            4.25
---------------------------------------------------------------------------------------------------------------

                                         YEAR ENDED SEPTEMBER 30
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      39%         39%         41%         34%          44%
 OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the
  Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Amount less than $1 million.

                                       23

                                        American High-Income Trust / Prospectus


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       24

American High-Income Trust / Prospectus


However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC AND C
Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       25

                                        American High-Income Trust / Prospectus

NOTES

                                       26

American High-Income Trust / Prospectus


NOTES

                                       27

                                        American High-Income Trust / Prospectus


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180

FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator

FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900

FOR 24-HOUR INFORMATION          americanfunds.com
                                 For Class R share information, visit
                                 AmericanFundsRetirement.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
--------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders  who are part of the same  family  and share  the same  residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles,
California 90071.

[logo - recycled bug]

Printed on recycled paper
RPGEPR-921-1205P Litho in USA CGD/RRD/8025   Investment Company File No. 811-5364
---------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

American
High-Income Trust/SM/

RETIREMENT PLAN
PROSPECTUS

 December 1, 2005

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
12    Purchase, exchange and sale of shares
15    Sales charges
17    Sales charge reductions
18    Rollovers from retirement plans to IRAs
19    Plans of distribution
20    Other compensation to dealers
21    Distributions and taxes
22    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page was intentionally left blank.]


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value.
Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1995            20.68%
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
2003            28.87
2004             9.75

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                            10.04%  (quarter ended December 31, 2002)
LOWEST                             -9.06%  (quarter ended June 30, 2002)

The fund's total return for the nine months ended September 30, 2005, was 2.60%.

                                       2

American High-Income Trust / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88     5.64%    6.41%    8.67%        9.22%

                                   1 YEAR   LIFETIME/1/

 CLASS R-1 -- FIRST SOLD 7/11/02   8.77%      17.82%
                                   ---------------------
 CLASS R-2 -- FIRST SOLD 6/18/02   8.81       14.33
                                   ---------------------
 CLASS R-3 -- FIRST SOLD 6/21/02   9.23       15.46
                                   ---------------------
 CLASS R-4 -- FIRST SOLD 7/19/02   9.63       18.88
                                   ---------------------
 CLASS R-5 -- FIRST SOLD 5/15/02   9.97       13.20

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Credit Suisse First Boston High       11.95%   8.17%    8.62%        9.37%
  Yield Bond Index/2/
 Lipper High Current Yield Bond Funds  10.34    3.99     6.69         7.48
  Index/3/
 Citigroup Broad Investment-Grade       4.48    7.73     7.74         7.91
  (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A 30-day yield at September 30, 2005: 6.27%/5/
 (For current yield information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Credit Suisse First Boston High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Current Yield Bond Funds Index is comprised of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Reflects a fee waiver (6.24% without the waiver) as described in the Annual
  Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                        American High-Income Trust / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees                    0.33%   0.33%  0.33%  0.33%  0.33%   0.33%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.23    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.12    0.28   0.86   0.30   0.19    0.13
-------------------------------------------------------------------------------
 Total annual fund operating        0.68    1.61   1.94   1.13   0.75    0.46
 expenses/2/
-------------------------------------------------------------------------------

1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and
  .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are up to 1.00% of the class' average net assets annually.
2 The fund's investment adviser began waiving 5% of its management fees on
  September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.

                                       4

American High-Income Trust / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.

           PAYMENTS TO AFFILIATED ENTITIES    PAYMENTS TO UNAFFILIATED ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 Class A*                       $442    $584    $  739     $1,190
-------------------------------------------------------------------
 Class R-1                       164     508       876      1,911
-------------------------------------------------------------------
 Class R-2                       197     609     1,047      2,264
-------------------------------------------------------------------
 Class R-3                       115     359       622      1,375
-------------------------------------------------------------------
 Class R-4                        77     240       417        930
-------------------------------------------------------------------
 Class R-5                        47     148       258        579
-------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                        American High-Income Trust / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.
The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings will vary and depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       6

American High-Income Trust / Prospectus


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                        American High-Income Trust / Prospectus

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88     9.75%    7.23%    9.09%        9.47%

---------------------------------------------------------------------------

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 7/11/02   8.77%      17.82%
 CLASS R-2 -- FIRST SOLD 6/18/02   8.81       14.33
 CLASS R-3 -- FIRST SOLD 6/21/02   9.23       15.46
 CLASS R-4 -- FIRST SOLD 7/19/02   9.63       18.88
 CLASS R-5 -- FIRST SOLD 5/15/02   9.97       13.20
--------------------------------------------------------

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High   11.95%    8.17%      8.62%        9.37%
  Yield Bond Index/2/
 Lipper High Current Yield Bond    10.34     3.99       6.69         7.48
  Funds Index/3/
 Citigroup Broad Investment-Grade   4.48     7.73       7.74         7.91
  (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 7.03%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Credit Suisse First Boston High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Current Yield Bond Funds Index is comprised of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                       8

American High-Income Trust / Prospectus


HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2005

[begin pie chart]

Non-U.S. corporate bonds & notes                14.2%
Non-U.S. government bonds & notes                4.7%
Convertible securities                           2.6%
Preferred stocks                                 2.0%
Common stocks & warrants                         1.1%
U.S. government bonds & notes                    0.5%
U.S. corporate bonds & notes                    69.7%
Other                                            0.6%
Cash & equivalents                               4.6%

[end pie chart]

HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2005
See the appendix for a description of quality ratings.

[begin pie chart]

U.S. government obligations*                     0.5%
Aa/AA                                            0.1
A/A                                              1.3
Baa/BBB                                          8.4
Ba/BB                                           29.0
B/B                                             43.9
Caa/CCC                                         10.5
Ca/CC or lower                                   0.6
Common stocks & warrants                         1.1
Cash & equivalents                               4.6

[end pie chart]

* These securities are guaranteed by the full faith credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                        American High-Income Trust / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's
Board of Trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

                                       10

American High-Income Trust / Prospectus


A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to the limits provided by a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for American High-Income Trust are:

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE       8 years      Senior Vice President   Serves as a bond
 Vice Chairman of the                  and Director, Capital   portfolio counselor
 Board                                 Research and
                                       Management Company

                                       Investment
                                       professional for 54
                                       years in total; 38
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------
 DAVID C. BARCLAY         16 years     Senior Vice             Serves as a bond
 President and                         President, Capital      portfolio counselor
 Trustee                               Research and
                                       Management Company

                                       Investment
                                       professional for 24
                                       years in total; 18
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------
 SUSAN M. TOLSON          12 years     Senior Vice             Serves as a bond
 Senior Vice President                 President, Capital      portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 17
                                       years in total; 16
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       11

                                        American High-Income Trust / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES
Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans, such as
CollegeAmerica./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the
Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       12

American High-Income Trust / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

                                       13

                                        American High-Income Trust / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       14

American High-Income Trust / Prospectus


Sales charges

CLASS A SHARES
The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES
The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       15

                                        American High-Income Trust / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       16

American High-Income Trust / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American
 Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement
 Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

                                       17

                                        American High-Income Trust / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON
THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE
STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for non-retirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following three requirements:

  -- the retirement plan from which assets are being rolled over is part of an
     American Funds proprietary retirement plan program (such as PlanPremier,
     Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company; and

  -- the plan's assets were invested in American Funds at the time of distribution; and

  -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       18

American High-Income Trust / Prospectus


Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       19

                                        American High-Income Trust / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       20

American High-Income Trust / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       21

                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                    Net
                                                               gains (losses)
                                     Net asset                 on securities                  Dividends
                                      value,        Net        (both realized    Total from   (from net     Net asset
                                     beginning   investment         and          investment   investment  value, end of
                                     of period     income       unrealized)      operations    income)       period
-------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2005                 $12.26       $ .89          $  .01          $  .90       $ (.89)       $12.27
 Year ended 9/30/2004                  11.88         .87             .35            1.22         (.84)        12.26
 Year ended 9/30/2003                   9.62         .93            2.25            3.18         (.92)        11.88
 Year ended 9/30/2002                  11.27        1.08           (1.65)           (.57)       (1.08)         9.62
 Year ended 9/30/2001                  12.93        1.20           (1.61)           (.41)       (1.25)        11.27
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2005                  12.26         .78             .01             .79         (.78)        12.27
 Year ended 9/30/2004                  11.88         .76             .35            1.11         (.73)        12.26
 Year ended 9/30/2003                   9.62         .83            2.25            3.08         (.82)        11.88
 Period from 7/11/2002 to 9/30/2002    10.00         .23            (.40)           (.17)        (.21)         9.62
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2005                  12.26         .79             .01             .80         (.79)        12.27
 Year ended 9/30/2004                  11.88         .77             .35            1.12         (.74)        12.26
 Year ended 9/30/2003                   9.62         .84            2.25            3.09         (.83)        11.88
 Period from 6/18/2002 to 9/30/2002    10.76         .31           (1.18)           (.87)        (.27)         9.62
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2005                  12.26         .84             .01             .85         (.84)        12.27
 Year ended 9/30/2004                  11.88         .82             .35            1.17         (.79)        12.26
 Year ended 9/30/2003                   9.62         .88            2.25            3.13         (.87)        11.88
 Period from 6/21/2002 to 9/30/2002    10.60         .31           (1.01)           (.70)        (.28)         9.62
-------------------------------------------------------------------------------------------------------------------------

                                                                  Ratio of         Ratio of
                                                                  expenses         expenses
                                                                 to average       to average
                                                 Net assets,     net assets       net assets      Ratio of net
                                                   end of          before            after           income
                                       Total       period      reimbursements/  reimbursements/    to average
                                     return/3/  (in millions)      waivers        waivers/4/       net assets
---------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2005                   7.54%      $7,448            .68%             .65%           7.17%
 Year ended 9/30/2004                  10.57        6,920            .67              .67            7.19
 Year ended 9/30/2003                  34.30        6,235            .75              .75            8.49
 Year ended 9/30/2002                  (5.88)       3,327            .88              .88            9.99
 Year ended 9/30/2001                  (3.44)       2,936            .83              .83            9.75
---------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2005                   6.61            6           1.61             1.52            6.35
 Year ended 9/30/2004                   9.59            3           1.68             1.56            6.32
 Year ended 9/30/2003                  33.16            1           2.01             1.60            7.20
 Period from 7/11/2002 to 9/30/2002    (1.70)          --/5/        2.07              .38            2.32
---------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2005                   6.64           74           1.94             1.49            6.36
 Year ended 9/30/2004                   9.63           44           2.10             1.53            6.36
 Year ended 9/30/2003                  33.21           15           2.31             1.57            7.34
 Period from 6/18/2002 to 9/30/2002    (8.05)          --/5/         .85              .48            3.17
---------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2005                   7.06           97           1.13             1.10            6.74
 Year ended 9/30/2004                  10.05           58           1.15             1.14            6.76
 Year ended 9/30/2003                  33.71           14           1.28             1.18            7.74
 Period from 6/21/2002 to 9/30/2002    (6.63)           1            .51              .36            3.21
---------------------------------------------------------------------------------------------------------------

                                       22

American High-Income Trust / Prospectus


                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                    Net
                                                               gains (losses)
                                     Net asset                 on securities                  Dividends
                                      value,        Net        (both realized    Total from   (from net     Net asset
                                     beginning   investment         and          investment   investment  value, end of
                                     of period     income       unrealized)      operations    income)       period
-------------------------------------------------------------------------------------------------------------------------

 CLASS R-4:
 Year ended 9/30/2005                 $12.26       $ .88          $  .01          $  .89       $ (.88)       $12.27
 Year ended 9/30/2004                  11.88         .86             .35            1.21         (.83)        12.26
 Year ended 9/30/2003                   9.62         .92            2.25            3.17         (.91)        11.88
 Period from 7/19/2002 to 9/30/2002     9.97         .22            (.38)           (.16)        (.19)         9.62
-------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2005                  12.26         .92             .01             .93         (.92)        12.27
 Year ended 9/30/2004                  11.88         .90             .35            1.25         (.87)        12.26
 Year ended 9/30/2003                   9.62         .95            2.25            3.20         (.94)        11.88
 Period from 5/15/2002 to 9/30/2002    11.30         .42           (1.70)          (1.28)        (.40)         9.62
-------------------------------------------------------------------------------------------------------------------------

                                                                  Ratio of         Ratio of
                                                                  expenses         expenses
                                                                 to average       to average
                                                 Net assets,     net assets       net assets      Ratio of net
                                                   end of          before            after           income
                                       Total       period      reimbursements/  reimbursements/    to average
                                     return/3/  (in millions)      waivers        waivers/4/       net assets
---------------------------------------------------------------------------------------------------------------

 CLASS R-4:
 Year ended 9/30/2005                   7.46%      $   42            .75%             .72%           7.14%
 Year ended 9/30/2004                  10.45           24            .79              .78            7.11
 Year ended 9/30/2003                  34.17            9            .86              .83            8.13
 Period from 7/19/2002 to 9/30/2002    (1.58)          --/5/        9.55              .14            2.25
---------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2005                   7.78           63            .46              .43            7.37
 Year ended 9/30/2004                  10.80           74            .47              .47            7.39
 Year ended 9/30/2003                  34.61           75            .52              .52            8.77
 Period from 5/15/2002 to 9/30/2002   (11.41)          42            .23              .23            4.25
---------------------------------------------------------------------------------------------------------------

                                         YEAR ENDED SEPTEMBER 30
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      39%         39%         41%         34%          44%
 OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the
  Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Amount less than $1 million.

                                       23

                                        American High-Income Trust / Prospectus


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       24

American High-Income Trust / Prospectus


However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC AND C
Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       25

                                        American High-Income Trust / Prospectus

NOTES

                                       26

American High-Income Trust / Prospectus


NOTES

                                       27

                                        American High-Income Trust / Prospectus


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180

FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator

FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900

FOR 24-HOUR INFORMATION          americanfunds.com
                                 For Class R share information, visit
                                 AmericanFundsRetirement.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
--------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders  who are part of the same  family  and share  the same  residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles,
California 90071.

[logo - recycled bug]

Printed on recycled paper
RPGEPR-921-1205P Litho in USA CGD/RRD/8025   Investment Company File No. 811-5364
---------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust

American High-Income Trust

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-5364 and 1933 Act. No. 33-17917)

(a)
Declaration of Trust and Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No.14 filed 11/26/97); and Establishment and Designation of Additional Classes of Shares of Beneficial Interest - previously filed (see P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02)

(b)	By-laws as amended 6/22/05

(c)	Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/9/01)

(d)	Amended Investment Advisory and Service Agreement dated 8/1/04 - previously filed (see P/E Amendment No. 26 filed 11/30/04)

(e)
Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02); and Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 26 filed 11/30/04)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 26 filed 11/30/04)

(g-1)	Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 11/30/01)

(g-2)	Form of JPMorgan Chase Supplemental Agreement dated 10/1/04

(h-1)	Other material contracts - Form of Amended and Restated Administrative Services Agreement dated 10/1/05

(h-2)	Form of Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 26 filed 11/30/04

(h-3)	Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 26 filed 11/30/04

(i)	Legal opinions - previously filed (see P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02; No. 23 filed 5/13/02)

(j)	Consent of Independent Registered Public Accounting Firm

(k)	None

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 14 filed 11/26/97)

(m)
Forms of Plans of Distribution - Class A Plan of Distribution - previously filed (see P/E Amendment No. 14 filed 11/26/97; Class 529-A - previously filed (see P/E Amendment No. 23 filed 5/13/02); Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05

(n)	Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/13/02)

(o)	Reserved

(p)	Codes of Ethics for The Capital Group Companies dated July 2005 and Code of Ethics for Registrant dated December 2004

Item 24. Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a)   American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant

	David L. Abzug	Vice President	None
P.O. Box 2248
Agoura Hills, CA 91376

	William C. Anderson	Regional Vice President	None
7780 Boylston Court
Dublin, OH 43016

	Robert B. Aprison	Senior Vice President	None
2983 Bryn Wood Drive
Madison, WI 53711

	Shakeel A. Barkat	Regional Vice President	None
982 Wayson Way
Davidsonville, MD 21035

	Steven L. Barnes	Senior Vice President	None
7490 Clubhouse Road
Suite 100
Boulder, CO 80301

	Thomas M. Bartow	Vice President	None
20 Cerchio Alto
Henderson, NV 89011

B	Carl R. Bauer	Vice President	None

	Michelle A. Bergeron	Senior Vice President	None
4160 Gateswalk Drive
Smyrna, GA 30080

	J. Walter Best, Jr.	Vice President	None
7003 Chadwick Drive, Suite 355
Brentwood, TN 37027

	John A. Blanchard	Senior Vice President	None
576 Somerset Lane
Northfield, IL 60093

	Ian B. Bodell	Senior Vice President	None
7003 Chadwick Drive, Suite 355
Brentwood, TN 37027

	Bill Brady	Regional Vice President	None
646 Somerset Drive
Indianapolis, IN 46260

	Mick L. Brethower	Senior Vice President	None
601 E. Whitestone Blvd.
Building 6, Suite 115
Cedar Park, TX 78613

	C. Alan Brown	Vice President	None
7424 Somerset Avenue
St. Louis, MO 63105

L	Sheryl M. Burford	Assistant Vice President	None

B	J. Peter Burns	Vice President	None

	Steven Calabria	Regional Vice President	None
161 Bay Avenue
Huntington Bay, NY 11743

	Cody Callaway	Vice President	None
9942 South 78th East Avenue
Tulsa, OK 74133

S	Kathleen D. Campbell	Assistant Vice President	None

	Matthew C. Carlisle	Regional Vice President	None
100 Oakmont Lane, #409
Belleair, FL 33756

	Damian F. Carroll	Vice President	None
40 Ten Acre Road
New Britain, CT 06052

	James D. Carter	Regional Vice President	None
401 Bridle Court
Chesapeake, VA 23323

	Brian C. Casey	Senior Vice President	None
8002 Greentree Road
Bethesda, MD 20817

	Victor C. Cassato	Senior Vice President	None
999 Green Oaks Drive
Greenwood Village, CO 80121

	Christopher J. Cassin	Senior Vice President	None
120 E. Ogden Ave., Suite 106
Hinsdale, IL 60521

L	Denise M. Cassin	Director, Senior Vice President	None

L	David D. Charlton	Senior Vice President	None

	Thomas M. Charon	Regional Vice President	None
N27 W23960 Paul Road
Suite 204
Pewaukee, WI 53072

L	Wellington Choi	Assistant Vice President	None

	Paul A. Cieslik	Regional Vice President	None
90 Northington Drive
Avon, CT 06001

L	Larry P. Clemmensen	Director	None

L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None

H	Cheri Coleman	Vice President	None

	Ruth M. Collier	Senior Vice President	None
106 Central Park South, #10K
New York, NY 10019

S	David Coolbaugh	Vice President	None

	Carlo O. Cordasco	Regional Vice President	None
4036 Ambassador Circle
Williamsburg, VA 23188

B	Josie Cortez	Assistant Vice President	None

	Thomas E. Cournoyer	Vice President	None
2333 Granada Blvd.
Coral Gables, FL 33134

L	Michael D. Cravotta	Assistant Vice President	None

	Joseph G. Cronin	Vice President	None
1281 Fiore Drive
Lake Forest, IL 60045

	William F. Daugherty	Vice President	None
1213 Redwood Hills Circle
Carlisle, PA 17013

	Guy E. Decker	Vice President	None
2990 Topaz Lane
Carmel, IN 46032

	Daniel J. Delianedis	Senior Vice President	None
Edina Executive Plaza
5200 Willson Road, Suite 150
Edina, MN 55424

L	James W. DeLouise	Assistant Vice President	None

	James A. DePerno, Jr.	Vice President	None
1 Nehercrest Lane
Orchard Park, NY 14127

L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None

	Lori A. Deuberry	Regional Vice President	None
130 Aurora Street
Hudson, OH 44236

L	Dianne M. Dexter	Assistant Vice President	None

	Thomas J. Dickson	Vice President	None
108 Wilmington Court
Southlake, TX 76092

	Michael A. DiLella	Senior Vice President	None
22 Turner’s Lake Drive
Mahwah, NJ 07430

	G. Michael Dill	Director, Senior Vice President	None
505 E. Main Street
Jenks, OK 74037

N	Dean M. Dolan	Vice President	None

L	Hedy B. Donahue	Assistant Vice President	None

L	Michael J. Downer	Director, Secretary	None

	Michael J. Dullaghan	Regional Vice President	None
5040 Plantation Grove Lane
Roanoke, VA 24012

I	Lloyd G. Edwards	Senior Vice President	None

	Timothy L. Ellis	Senior Vice President	None
1441 Canton Mart Road, Suite 9
Jackson, MS 39211

	William F. Flannery	Regional Vice President	None
29 Overlook Road
Hopkinton, MA 01748

	John R. Fodor	Senior Vice President	None
15 Latisquama Road
Southborough, MA 01772

L	Charles L. Freadhoff	Vice President	None

	Daniel B. Frick	Vice President	None
845 Western Avenue
Glen Ellyn, IL 60137

L	Linda S. Gardner	Vice President	None

	Keith R. George	Regional Vice President	None
3835 East Turtle Hatch Road
Springfield, MO 65809

L	J. Christopher Gies	Senior Vice President	None

B	Lori A. Giacomini	Assistant Vice President	None

B	Evelyn K. Glassford	Vice President	None

	Jack E. Goldin	Regional Vice President	None
3424 Belmont Terrace
Davie, FL 33328

L	Earl C. Gottschalk	Vice President	None

	Jeffrey J. Greiner	Senior Vice President	None
8250-A Estates Parkway
Plain City, OH 43064

	Eric M. Grey	Regional Vice President	None
601 Fisher Road
N. Dartmouth, MA 02747

B	Mariellen Hamann	Vice President	None

	Derek S. Hansen	Vice President	None
13033 Ridgedale Drive, #147
Minnetonka, MN 55305

	David E. Harper	Senior Vice President	None
5400 Russell Cave Road
Lexington, KY 40511

	Calvin L. Harrelson, III	Regional Vice President	None
2048 Kings Manor Drive
Weddington, NC 28104

	Robert J. Hartig, Jr.	Vice President	None
13563 Marjac Way
McCordsville, IN 46055

L	Linda M. Hines	Vice President	None

	Steven J. Hipsley	Regional Vice President	None
44 Tyler Drive
Saratoga Springs, NY 12866

L	Russell K. Holliday	Vice President	None

L	Kevin B. Hughes	Vice President	None

	Ronald R. Hulsey	Senior Vice President	None
6202 Llano
Dallas, TX 75214

	Marc Ialeggio	Regional Vice President	None
13 Prince Royal Passage
Corte Madera, CA 94925

	Robert S. Irish	Senior Vice President	None
1225 Vista Del Mar Drive
Delray Beach, FL 33483

B	Damien M. Jordan	Senior Vice President	None

L	Marc J. Kaplan	Assistant Vice President	None

	John P. Keating	Vice President	None
1576 Sandy Springs Dr.
Orange Park, FL 32003

	Brian G. Kelly	Regional Vice President	None
76 Daybreak Road
Southport, CT 06890

	Andrew J. Kilbride	Regional Vice President	None
3080 Tuscany Court
Ann Arbor, MI 48103

N	Dorothy Klock	Vice President	None

	Dianne L. Koske	Assistant Vice President	None
122 Clydesdale Court
Hampton, VA 23666

B	Elizabeth K. Koster	Vice President	None

	Christopher F. Lanzafame	Regional Vice President	None
19365 Lovall Valley Court
Sonoma, CA 95476

	Patricia D. Lathrop	Regional Vice President	None
822 Monterey Blvd., NE
St. Petersburg, FL 33704

	R. Andrew LeBlanc	Vice President	None
78 Eton Road
Garden City, NY 11530

	T. Blake Liberty	Vice President	None
5506 East Mineral Lane
Littleton, CO 80122

	Mark J. Lien	Vice President	None
1103 Tulip Tree Lane
West Des Moines, IA 50266

L	Lorin E. Liesy	Vice President	None

I	Kelle Lindenberg	Assistant Vice President	None

	Louis K. Linquata	Vice President	None
5214 Cass Street
Omaha, NE 68132

	Brendan T. Mahoney	Vice President	None
1 Union Avenue, 2nd Floor
Sudbury, MA 01776

	Stephen A. Malbasa	Director, Senior Vice President	None
13405 Lake Shore Blvd.
Cleveland, OH 44110

	Steven M. Markel	Senior Vice President	None
5241 South Race Street
Greenwood Village, CO 80121

L	Paul R. Mayeda	Assistant Vice President	None

L	Eleanor P. Maynard	Vice President	None

L	Christopher McCarthy	Vice President	None

	James R. McCrary	Vice President	None
28812 Crestridge
Rancho Palos Verdes, CA 90275

S	John V. McLaughlin	Senior Vice President	None

	Terry W. McNabb	Senior Vice President	None
2002 Barrett Station Road
St. Louis, MO 63131

	Scott M. Meade	Vice President	None
370 Central Road
Rye Beach, NH 03870

	Charles L. Mitsakos	Regional Vice President	None
3017 11th Avenue West
Seattle, WA 98119

	Monty L. Moncrief	Regional Vice President	None
55 Chandler Creek Court
The Woodlands, TX 77381

	David H. Morrison	Regional Vice President	None
7021 North Stratton Court
Peoria, IL 61615

	Andrew J. Moscardini	Regional Vice President	None
832 Coldwater Creek Circle
Niceville, FL 32578

	William E. Noe	Senior Vice President	None
3600 Knollwood Road
Nashville, TN 37215

L	Heidi J. Novaes	Vice President	None

	Peter A. Nyhus	Senior Vice President	None
15345 Wilderness Ridge Rd, NW
Prior Lake, MN 55372

G1	Luis Freitas de Oliveira	Director	None

	Eric P. Olson	Senior Vice President	None
27 Main Street
Topsfield, MA 01983

	Jeffrey A. Olson	Regional Vice President	None
2708 88th St. Court, NW
Gig Harbor, WA 98332

	Thomas A. O’Neil	Regional Vice President	None
400 N. Woodlawn, Suite 202
Woodlawn Central Office Building
Wichita, KS 67208

	W. Burke Patterson, Jr.	Regional Vice President	None
1643 Richland Avenue
Baton Rouge, LA 70808

	Gary A. Peace	Vice President	None
291 Kaanapali Drive
Napa, CA 94558

	Samuel W. Perry	Regional Vice President	None
4340 East Indian School Road
Suite 21
Phoenix, AZ 85018

	Raleigh G. Peters	Regional Vice President	None
1439 Byrd Drive
Berwyn, PA 19312

	David K. Petzke	Vice President	None
4016 Saint Lucia Street
Boulder, CO 80301

	Fredric Phillips	Senior Vice President	None
175 Highland Avenue, 4th Floor
Needham, MA 02494

	John Pinto	Regional Vice President	None
226 Country Club Drive
Lansdale, PA 19446

	Carl S. Platou	Senior Vice President	None
7455 80th Place, S.E.
Mercer Island, WA 98040

S	Richard P. Prior	Vice President	None

	Mike Quinn	Regional Vice President	None
1035 Vintage Club Drive
Duluth, GA 30097

S	John W. Rankin	Regional Vice President	None

	Jennifer D. Rasner	Regional Vice President	None
11940 Baypoint Drive
Burnsville, MN 55337

	James P. Rayburn	Regional Vice President	None
3108 Roxbury Road
Homewood, AL 35209

	Mark S. Reischmann	Regional Vice President	None
4125 Hermitage Drive
Colorado Springs, CO 80906

	Steven J. Reitman	Senior Vice President	None
212 The Lane
Hinsdale, IL 60521

	Brian A. Roberts	Vice President	None
209-A 60th Street
Virginia Beach, VA 23451

L	James F. Rothenberg	Director	None

	Romolo D. Rottura	Vice President	None
233 Glenhaven Court
Swedesboro, NJ 08085

	Douglas F. Rowe	Vice President	None
414 Logan Ranch Road
Georgetown, TX 78628

	Christopher S. Rowey	Vice President	None
10538 Cheviot Drive
Los Angeles, CA 90064

	William M. Ryan	Regional Vice President	None
1408 Cortland Drive
Manasquan, NJ 08736

L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None

	Richard A. Sabec, Jr.	Regional Vice President	None
6868 Meadow Glen Drive
Westerville, OH 43082

	Richard R. Samson	Senior Vice President	None
4604 Glencoe Avenue, #4
Marina del Rey, CA 90292

	Paul V. Santoro	Vice President	None
28 State Street, Suite 1100
Boston, MA 02109

	Joseph D. Scarpitti	Senior Vice President	None
31465 St. Andrews
Westlake, OH 44145

	Shane D. Schofield	Regional Vice President	None
201 McIver Street
Greenville, SC 29601

S	Sherrie L. Senft	Vice President	None

	James J. Sewell III	Regional Vice President	None
415 East Holyoke Place
Claremont, CA 91711

	Arthur M. Sgroi	Regional Vice President	None
76 Fields End Drive
Glenmont, NY 12077

L	R. Michael Shanahan	Director	None

L	Michael J. Sheldon	Vice President	None

	Frederic J. Shipp	Regional Vice President	None
1352 Sanjo Farms Drive
Chesapeake, VA 23320

L	Katharine J. Shoemaker	Assistant Vice President	None

	Daniel S. Shore	Regional Vice President	None
3734 North Greenview Avenue
Chicago, IL 60613

	Brad Short	Vice President	None
1601 Seal Way
Seal Beach, CA 90740

	David W. Short	Chairman of the Board and	None
	1000 RIDC Plaza, Suite 212	Co-Chief Executive Officer
Pittsburgh, PA 15238

	Nathan W. Simmons	Regional Vice President	None
496 Dogwood Trail
Quincy, FL 32352

	William P. Simon, Jr.	Senior Vice President	None
912 Castlehill Lane
Devon, PA 19333

L	Connie F. Sjursen	Vice President	None

	Jerry L. Slater	Senior Vice President	None
4227 E. Madison, #2D
Seattle, WA 98112

LW	John H. Smet	Director	None

	Rodney G. Smith	Senior Vice President	None
15851 Dallas Parkway, Suite 500
Addison, TX 75001-6016

	J. Eric Snively	Regional Vice President	None
2548 Violet Street
Glenview, IL 60025

	Anthony L. Soave	Vice President	None
3780 Foxglove Court NE
Grand Rapids, MI 49525

L	Therese L. Soullier	Vice President	None

	Nicholas D. Spadaccini	Senior Vice President	None
855 Markley Woods Way
Cincinnati, OH 45230

L	Kristen J. Spazafumo	Vice President	None

	Mark D. Steburg	Regional Vice President	None
12508 160th Avenue Southeast
Renton, WA 98059

B	Raymond Stein	Assistant Vice President	None

	Michael P. Stern	Regional Vice President	None
213 Aptos Place
Danville, CA 94526

	Brad Stillwagon	Vice President	None
2438 Broadmeade Road
Louisville, KY 40205

	Thomas A. Stout	Vice President	None
1004 Ditchley Road
Virginia Beach, VA 23451

	Craig R. Strauser	Senior Vice President	None
13160 Princeton Court
Lake Oswego, OR 97035

L	Lisa F. Swaiman	Senior Vice President	None

L	Libby J. Syth	Vice President	None

L	Drew W. Taylor	Assistant Vice President	None

L	Larry I. Thatt	Assistant Vice President	None

	Gary J. Thoma	Regional Vice President	None
401 Desnoyer
Kaukauna, WI 54130

	Cynthia M. Thompson	Regional Vice President	None
4 Franklin Way
Ladera Ranch, CA 92694

L	James P. Toomey	Vice President	None

I	Christopher E. Trede	Vice President	None

	George F. Truesdail	Senior Vice President	None
400 Abbotsford Court
Charlotte, NC 28270

	Scott W. Ursin-Smith	Senior Vice President	None
103 E. Blithedale Avenue
Mill Valley, CA 94941

S	Cindy Vaquiax	Assistant Vice President	None

	J. David Viale	Vice President	None
39 Old Course Drive
Newport Beach, CA 92660

D	Bradley J. Vogt	Director	None

	Gerald J. Voss	Regional Vice President	None
1009 Ridge Road
Sioux Falls, SD 57105

L	A. Jordan Wallens	Regional Vice President	None
1501 Maple Avenue, #602
Evanston, IL 60201

	Thomas E. Warren	Vice President	None
119 Faubel St.
Sarasota, FL 34242

L	J. Kelly Webb	Senior Vice President	None

	Gregory J. Weimer	Director,	None
	206 Hardwood Drive	Senior Vice President
Venetia, PA 15367

B	Timothy W. Weiss	Director	None

	Dana L. Wells	Regional Vice President	None
4444 Riverside Drive, Suite 110
Burbank, CA 91505-4048

SF	Gregory W. Wendt	Director	None

	George J. Wenzel	Vice President	None
261 Barden Road
Bloomfield Hills, MI 48304

	Brian E. Whalen	Regional Vice President	None
4072 Yellow Ginger Glen
Norcross, GA 30092

L	N. Dexter Williams, Jr.	Senior Vice President	None

L	Alan J. Wilson	Director	None

	Andrew L. Wilson	Vice President	None
11163 Rich Meadow Drive
Great Falls, VA 22066

	Steven C. Wilson	Regional Vice President	None
83 Kaydeross Park Road
Saratoga Springs, NY 12866

	Timothy J. Wilson	Vice President	None
501 Valley Brook Road, Suite 204
McMurray, PA 15317

B	Laura L. Wimberly	Vice President	None

	Marshall D. Wingo	Director, Senior Vice President	None
Promenade Two, 25th Floor
1230 Peachtree Street, N.E.
Atlanta, GA 30309

	Kurt A. Wuestenberg	Vice President	None
975 Arboretum Drive
Saline, MI 48176

	William R. Yost	Senior Vice President	None
9463 Olympia Drive
Eden Prairie, MN 55347

	Jason P. Young	Regional Vice President	None
11141 Whitetail Lane
Olathe, KS 66061

	Jonathan A. Young	Regional Vice President	None
2145 Hickory Forrest
Chesapeake, VA 23322

	Scott D. Zambon	Regional Vice President	None
2178 Pieper Lane
Tustin, CA 92782

(c)  None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 135 South State College Boulevard, Brea, California 92821, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240;10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of November, 2005.

AMERICAN HIGH-INCOME TRUST

By /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 28, 2005, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ David C. Barclay	President and Trustee
(David C. Barclay)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Susi M. Silverman	Treasurer
(Susi M. Silverman)

(3)	Trustees:

	/s/ David C. Barclay	President and Trustee
(David C. Barclay)

	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Diane C. Creel*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee

	/s/ Abner D. Goldstine	Vice Chairman and Trustee
(Abner D. Goldstine)

	/s/ Paul G. Haaga, Jr.	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)

	R. Clark Hooper*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee

*By   /s/ Julie F. Williams
Julie F. Williams, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Walter R. Burkley
(Walter R. Burkley)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

The American Funds Income Series - U.S. Government Securities Fund
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
Limited Term Tax-Exempt Bond Fund of America
The New Economy Fund
SMALLCAP World Fund, Inc.
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka
David A. Pritchett
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rancho Santa Fe, CA, this 11th day of July, 2005.
(City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

AMCAP Fund, Inc.
The American Funds Income Series - U.S. Government Securities Fund
American Funds Insurance Series
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
American Mutual Fund, Inc.
The Bond Fund of America, Inc.
Capital Income Builder, Inc.
Capital World Bond Fund, Inc.
Capital World Growth and Income Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
Limited Term Tax-Exempt Bond Fund of America
The New Economy Fund
SMALLCAP World Fund, Inc.
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka
R. Marcia Gould
Sheryl F. Johnson
David A. Pritchett
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 10th day of July, 2005.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Diane C. Creel, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

The American Funds Income Series - U.S. Government Securities Fund
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Victor, NY, this 7th day of July, 2005.
(City, State)

/s/ Diane C. Creel
Diane C. Creel, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

AMCAP Fund, Inc.
The American Funds Income Series - U.S. Government Securities Fund
American Funds Insurance Series
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
American Mutual Fund, Inc.
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
The Investment Company of America
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka
R. Marcia Gould
Sheryl F. Johnson
David A. Pritchett
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 5th day of July, 2005.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

The American Funds Income Series - U.S. Government Securities Fund
American Funds Insurance Series
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
The Investment Company of America
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
R. Marcia Gould
Steven I. Koszalka
David A. Pritchett
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 12th day of July, 2005.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

The American Funds Income Series - U.S. Government Securities Fund
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 19th day of July, 2005.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

The American Funds Income Series - U.S. Government Securities Fund
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
The Investment Company of America
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 19th day of July, 2005.
(City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

The American Funds Income Series - U.S. Government Securities Fund
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
The Cash Management Trust of America
Intermediate Bond Fund of America
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Money Fund of America
The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti
Chad L. Norton
Patrick F. Quan
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka
Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , this 5th day of July, 2005.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member